===============================================================================
                                                        SEC File Nos.  33-5270
                                                                       811-4653
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             Registration Statement
                                      under
                           the Securities Act of 1933

                         Post-Effective Amendment No. 23

                             Registration Statement
                                      under
                       the Investment Company Act of 1940

                                Amendment No. 22


                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
               (Exact name of registrant as specified in charter)

                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                    (Address of principal executive offices)


               Registrant's Telephone Number, Including Area Code:
                                 (202) 842-5665


                                 HARRY J. LISTER
                        WASHINGTON MANAGEMENT CORPORATION
                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                     (Name and address of agent for service)


                                   Copies to:
                             J. JUDE O'DONNELL, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                           805 Fifteenth Street, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)


     The Registrant intends to file its 24f-2 Notice for fiscal 2002 on or about October 15, 2002

                  Approximate Date of Proposed Public Offering:

  |X| It is proposed that this filing will become effective on October 1, 2002, pursuant to paragraph (b) of Rule 485.



[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland/(R)/
The Tax-Exempt Fund of Virginia/(R)/




The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or the "fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or the "fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these tax-exempt bond funds.


TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objectives, Strategies and Risks
10    Management and Organization
12    Shareholder Information
13    Choosing a Share Class
15    Purchase and Exchange of Shares
16    Sales Charges
18    Sales Charge Reductions and Waivers
20    Plans of Distribution
21    How to Sell Shares
22    Distributions and Taxes
24    Financial Highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS



 October 1, 2002

Risk/Return Summary

The fund's primary objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is to preserve your investment. It invests primarily in investment grade municipal bonds, and to a lesser extent in lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia), including counties, cities, towns, and various regional or special districts.


The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. Because the fund invests in securities issued by the respective state (Maryland or Virginia) municipalities, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                            The American Funds Tax-Exempt Series I / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


Unlike the bar charts, the Investment Results Tables reflect, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced for purchases of $100,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.


Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.


 The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, taxable dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.


YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGES.


Since the fund's Class C and F shares were first available on March 15, 2001, comparable results for these classes are not available for the 2001 calendar year.

The American Funds Tax-Exempt Series I / Prospectus

THE MARYLAND FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   8.39%
1993  10.26
1994  -4.75
1995  16.43
1996   3.74
1997   8.96
1998   5.74
1999  -2.35
2000   8.19
2001   5.10
[end chart]


Highest/lowest quarterly results during this time period were:



HIGHEST                  6.31%  (quarter ended March 31, 1995)
LOWEST                  -4.54%  (quarter ended March 31, 1994)


The year-to-date result was 4.15% for the six months ended June 30, 2002.



 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 Class A - began 8/14/86
 Before Taxes                         1.17%     4.25%       5.41%      5.87%
 After Taxes on Distributions         1.17%     4.18%       5.38%       N/A
 After Taxes on Distributions and
 Sale of Fund Shares                  2.47%     4.34%       5.35%       N/A
 Class B - began 3/15/00
 Before Taxes                        -0.69%      N/A         N/A       3.74%
 Index/1/
 Lehman Brothers Municipal
  Bond Index/2/                       5.13%     5.98%       6.63%      7.56%
 Class A 30-day yield at December 31, 2001: 3.74%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)

1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                            The American Funds Tax-Exempt Series I / Prospectus

THE VIRGINIA FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]

1992   7.87%
1993  11.24
1994  -4.76
1995  15.84
1996   3.48
1997   8.32
1998   5.69
1999  -2.53
2000  10.05
2001   4.52
[end chart]


Highest/lowest quarterly results during this time period were:


HIGHEST                        6.61%  (quarter ended March 31, 1995)
LOWEST                        -4.43%  (quarter ended March 31, 1994)



The year-to-date result was 4.56% for the six months ended June 30, 2002.



 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
------------------------------------
 Class A - began 8/14/86
 Before Taxes                         0.63%     4.32%       5.40%      6.11%
 After Taxes on Distributions         0.59%     4.25%       5.35%       N/A
 After Taxes on Distributions and
 Sale of Fund Shares                  2.07%     4.36%       5.32%       N/A
 Class B - began 3/15/00
 Before Taxes                        -1.27%      N/A         N/A       4.43%
 Index/1/
 Lehman Brothers Municipal
   Bond Index/2/                      5.13%     5.98%       6.63%      7.56%
 Class A 30-day yield at December 31, 2001: 3.57%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)

1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

The American Funds Tax-Exempt Series I / Prospectus

Fees and Expenses of the Fund

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                        CLASS A   CLASS B   CLASS C    CLASS F
-------------------------------------------------------------------------------
 Maximum sales charge imposed on
 purchases                               3.75%/1/  none      none       none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on         none      none      none       none
 reinvested dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge          none/2/    5.00%/3/  1.00%/4/   none
-------------------------------------------------------------------------------
 Redemption or exchange fees             none      none      none       none

1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
3 Deferred sales charge is reduced after 12 months and eliminated after six years.
4 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
 THE MARYLAND FUND
---------------------------------------------------------------------
 Management Fees                  0.40%    0.40%    0.40%    0.40%
---------------------------------------------------------------------
 Distribution and/or Service      0.25%    1.00%    1.00%    0.25%
 (12b-1) Fees/1/
---------------------------------------------------------------------
 Other Expenses                   0.10%    0.09%    0.24%    0.34%
---------------------------------------------------------------------
 Total Annual Fund Operating
 Expenses                         0.75%    1.49%    1.64%    0.99%
 THE VIRGINIA FUND

 Management Fees                  0.39%    0.39%    0.39%    0.39%
---------------------------------------------------------------------
 Distribution and/or Service      0.25%    1.00%    1.00%    0.25%
 (12b-1) Fees/1/
---------------------------------------------------------------------
 Other Expenses                   0.09%    0.09%    0.23%    0.59%
---------------------------------------------------------------------
 Total Annual Fund Operating
 Expenses                         0.73%    1.48%    1.62%    1.23%

1 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

                            The American Funds Tax-Exempt Series I / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                                           ONE      THREE     FIVE     TEN
                                           YEAR     YEARS    YEARS    YEARS
------------------------------------------------------------------------------
 THE MARYLAND FUND
 Class A/1/                                $449     $606     $ 776   $1,270
------------------------------------------------------------------------------
 Class B - assuming redemption/2/          $652     $871     $1,013   $1,579
------------------------------------------------------------------------------
 Class B - assuming no redemption          $152     $471     $  813   $1,579
------------------------------------------------------------------------------
 Class C - assuming redemption/3/          $267     $517     $  892   $1,944
------------------------------------------------------------------------------
 Class C - assuming no redemption          $167     $517     $  892   $1,944
------------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/   $101     $315     $  547   $1,213

 THE VIRGINIA FUND
 Class A/1/                                $447     $600     $  766   $1,247
------------------------------------------------------------------------------
 Class B - assuming redemption/2/          $651     $868     $1,008   $1,565
------------------------------------------------------------------------------
 Class B - assuming no redemption          $151     $468     $  808   $1,565
------------------------------------------------------------------------------
 Class C - assuming redemption/3/          $265     $511     $  881   $1,922
------------------------------------------------------------------------------
 Class C - assuming no redemption          $165     $511     $  881   $1,922
------------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/   $125     $390     $  676   $1,489

1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A expenses for years nine and ten because Class B shares automatically convert to Class A shares after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

The American Funds Tax-Exempt Series I / Prospectus

Investment Objectives, Strategies and Risks

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing, under normal circumstances, 80% of its assets in municipal bonds, and to a lesser extent in lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia) and in municipal securities that are issued by jurisdictions outside the respective state provided such securities are exempt from federal and Maryland/Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.


Because the fund invests in securities of issuers in the state of Maryland or Virginia, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents that are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is based largely on manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is most dependent on the government sector, manufacturing and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted. More detailed information about the fund's risks is contained in the statement of additional information.


The fund will invest primarily in investment grade debt securities rated Baa or BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation (or unrated but determined to be of equivalent quality) and may invest up to 20% of its assets in lower quality, lower rated debt securities rated Ba and BB or below (or unrated but determined to be of equivalent quality).


The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. Also, bonds of

                            The American Funds Tax-Exempt Series I / Prospectus
certain sectors may from time to time have special risks. For example, the health care sector can be affected by state and federal regulation. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.


The fund may also hold cash or money market instruments or taxable debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.


The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This is accomplished through fundamental analysis. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

The American Funds Tax-Exempt Series I / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results tables shown on earlier pages, the tables below reflect the fund's results calculated without a sales charge.


THE MARYLAND FUND

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME

 Class A - began 8/14/86
 Before Taxes                        5.10%      5.05%       5.81%      6.13%
 After Taxes on Distributions        5.10%      4.99%       5.78%       N/A
 After Taxes on Distributions and
 Sale of Fund Shares                 4.94%      5.01%       5.71%       N/A
 Class B - began 3/15/00
 Before Taxes                        4.31%       N/A         N/A       5.89%
 Index/1/
 Lehman Brothers Municipal Bond
 Index/2/                            5.13%      5.98%       6.63%      7.56%
 Class A distribution rate at December 31, 2001/3/: 4.49%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


THE VIRGINIA FUND

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME

 Class A - began 8/14/86
 Before Taxes                        4.52%      5.12%       5.80%      6.37%
 After Taxes on Distributions        4.49%      5.04%       5.76%       N/A
 After Taxes on Distributions and
 Sale of Fund Shares                 4.51%      5.03%       5.68%       N/A
 Class B - began 3/15/00
 Before Taxes                        3.73%       N/A         N/A       6.57%
 Index/1/
 Lehman Brothers Municipal Bond
 Index/2/                            5.13%      5.98%       6.63%      7.56%
 Class A distribution rate at December 31, 2001/3/: 4.15%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                            The American Funds Tax-Exempt Series I / Prospectus

Management and Organization

BUSINESS MANAGER

Washington Management Corporation, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.


INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

The American Funds Tax-Exempt Series I / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are:

 PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 DAVID A. HOAG                       9 years            Senior Vice President, Capital Research
                                                       Company

                                                       Investment professional for 14 years in
                                                       total; 11 years with Capital Research and
                                                       Management Company or affiliate
-----------------------------------------------------------------------------------------------------
 BRENDA S. ELLERIN                   9 years           Senior Vice President and Director, Capital
                                                       Research Company

                                                       Investment professional for 13 years in
                                                       total; 11 years with Capital Research and
                                                       Management Company or affiliate

                            The American Funds Tax-Exempt Series I / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

The American Funds Tax-Exempt Series I / Prospectus

Choosing a Share Class


The fund offers different classes of shares through this prospectus. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

Shares of the fund may be purchased through various investment programs or accounts. HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.


Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future;

.. Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                            The American Funds Tax-Exempt Series I / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced or eliminated for purchases of
                         $100,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually

 Dividends               generally higher than other classes due to lower
                         annual expenses

 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               lower than Class A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to Class A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to Class F shares after ten
                         years, reducing future annual expenses
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower distribution fees, but lower than Class A shares
                         due to higher other expenses
 Purchase maximum        none
 Conversion              none

The American Funds Tax-Exempt Series I / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Exchanges of shares from the money market funds in the American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.





 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
------------------------------------------------------------
 To establish an account                           $  1,000
                                                  ----------
 To add to an account                              $     50
                                                  ----------
 PURCHASE MAXIMUM FOR CLASS B SHARES               $100,000
------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES               $500,000

                            The American Funds Tax-Exempt Series I / Prospectus

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.




                                        SALES CHARGE AS A
                                          PERCENTAGE OF
                                                                 DEALER
                                                    NET        COMMISSION
                                        OFFERING   AMOUNT       AS % OF
 INVESTMENT                              PRICE    INVESTED   OFFERING PRICE
----------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%            3.00%
----------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50%     3.63%            2.75%
----------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50%     2.56%            2.00%
----------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00%     2.04%            1.60%
----------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50%     1.52%            1.20%
----------------------------------------------------------------------------
 $1 million or more and certain other    none      none        see below
 investments described below
----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in

The American Funds Tax-Exempt Series I / Prospectus assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).


Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.



CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividend or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.


See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

                            The American Funds Tax-Exempt Series I / Prospectus

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.


Sales Charge Reductions and Waivers


To receive a reduction in your Class A initial sales charge, you must let your investment dealer or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS


 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:


 . trust accounts established by the above individuals. However, if the person(s) who esta blished the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable

The American Funds Tax-Exempt Series I / Prospectus life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION


 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.


CONTINGENT DEFERRED SALES CHARGE WAIVERS



The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividend and/or capital gain distributions taken in cash).

                            The American Funds Tax-Exempt Series I / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.


OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

The American Funds Tax-Exempt Series I / Prospectus

How to Sell Shares


You may sell (redeem) shares in any of the following ways:


 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer. . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or --sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.


 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET


Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with

                            The American Funds Tax-Exempt Series I / Prospectus
appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.


Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.


TAX CONSEQUENCES

Interest on municipal bonds is generally not included in gross income for federal income tax purposes. Interest on a state's municipal bonds is also generally not included in stategross income for taxpayers in that state. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund.


TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes to the extent they include income from debt securities that are not exempt from tax - unless you are exempt from taxation.

It is anticipated that federal exempt-interest dividends paid by the fund and derived from interest on bonds exempt from respective state (Maryland or Virginia) income tax will also be exempt from such state corporate and personal income tax. To the extent the fund's dividends are derived from interest on debt obligations other than respective state (Maryland or Virginia) municipal securities, such dividends will be subject to such state's state income tax even though the dividends may be exempt from federal income tax.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the

The American Funds Tax-Exempt Series I / Prospectus fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

Please see your tax adviser for further information.

                            The American Funds Tax-Exempt Series I / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Pricewaterhouse Coopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



THE MARYLAND FUND/1/

                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                              Net gains
                                                             (losses) on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2002                 $15.68       $.69         $ .25         $ .94       $(.69)        $   -          $(.69)
 Year ended 7/31/2001                  15.12        .74           .56          1.30        (.74)            -           (.74)
 Year ended 7/31/2000                  15.57        .74          (.45)          .29        (.74)            -           (.74)
 Year ended 7/31/1999                  16.04        .74          (.37)          .37        (.74)         (.10)          (.84)
 Year ended 7/31/1998                  16.02        .78           .14           .92        (.78)         (.12)          (.90)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                  15.68        .57           .25           .82        (.57)            -           (.57)
 Year ended 7/31/2001                  15.12        .62           .56          1.18        (.62)            -           (.62)
 Period from 3/15/2000 to 7/31/2000    15.01        .16           .18           .34        (.23)            -           (.23)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                  15.68        .55           .25           .80        (.55)            -           (.55)
 Period from 4/12/2001 to 7/31/2001    15.49        .15           .20           .35        (.16)            -           (.16)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                  15.68        .64           .25           .89        (.64)            -           (.64)
 Period from 6/15/2001 to 7/31/2001    15.59        .07           .09           .16        (.07)            -           (.07)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                Net assets,    Ratio of      Ratio of
                                       Net asset                  end of      expenses to    net income
                                     value, end of    Total       period      average net    to average
                                        period      return/3/  (in millions)    assets      net assets
--------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2002                   $15.93        6.14%        $139           .75%         4.40%
 Year ended 7/31/2001                    15.68        8.77          119           .80          4.77
 Year ended 7/31/2000                    15.12        2.03          100           .82          4.92
 Year ended 7/31/1999                    15.57        2.27          110           .78          4.63
 Year ended 7/31/1998                    16.04        5.87          101           .79          4.84
--------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                    15.93        5.35           11          1.49          3.62
 Year ended 7/31/2001                    15.68        7.96            4          1.54          3.91
 Period from 3/15/2000 to 7/31/2000      15.12        2.26            1           .58          1.32
--------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                    15.93        5.20            6          1.64          3.51
 Period from 4/12/2001 to 7/31/2001      15.68        2.29            1           .49          1.02
--------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                    15.93        5.81            2           .99          4.18
 Period from 6/15/2001 to 7/31/2001      15.68        1.03          -/4/          .14           .45
--------------------------------------------------------------------------------------------------------

The American Funds Tax-Exempt Series I / Prospectus

                                                 YEAR ENDED JULY 31
                            2002          2001          2000          1999           1998
----------------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER          5%           16%           12%           11%            10%
RATE


1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than $1 million.





                            The American Funds Tax-Exempt Series I / Prospectus

THE VIRGINIA FUND/1/


                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                              Net gains
                                                             (losses) on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2002                 $16.29       $.66         $ .31         $ .97       $(.66)        $(.03)         $(.69)
 Year ended 7/31/2001                  15.57        .72           .72          1.44        (.72)            -           (.72)
 Year ended 7/31/2000                  15.82        .74          (.25)          .49        (.74)            -           (.74)
 Year ended 7/31/1999                  16.36        .73          (.36)          .37        (.73)         (.18)          (.91)
 Year ended 7/31/1998                  16.37        .78           .03           .81        (.78)         (.04)          (.82)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                  16.29        .54           .31           .85        (.54)         (.03)          (.57)
 Year ended 7/31/2001                  15.57        .59           .72          1.31        (.59)            -           (.59)
 Period from 3/15/2000 to 7/31/2000    15.28        .18           .34           .52        (.23)            -           (.23)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                  16.29        .52           .31           .83        (.52)         (.03)          (.55)
 Period from 4/18/2001 to 7/31/2001    16.01        .14           .29           .43        (.15)            -           (.15)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                  16.29        .56           .31           .87        (.56)         (.03)          (.59)
 Period from 4/4/2001 to 7/31/2001     16.18        .18           .13           .31        (.20)            -           (.20)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                Net assets,    Ratio of      Ratio of
                                       Net asset                  end of      expenses to    net income
                                     value, end of    Total       period      average net    to average
                                        period      return/3/  (in millions)    assets      net assets
--------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2002                   $16.57        6.08%        $169           .73%         4.05%
 Year ended 7/31/2001                    16.29        9.40          132           .78          4.47
 Year ended 7/31/2000                    15.57        3.24          114           .80          4.77
 Year ended 7/31/1999                    15.82        2.21          125           .77          4.46
 Year ended 7/31/1998                    16.36        5.03          115           .78          4.73
--------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                    16.57        5.28            7          1.48          3.26
 Year ended 7/31/2001                    16.29        8.56            3          1.51          3.57
 Period from 3/15/2000 to 7/31/2000      15.57        3.40          -/4/          .59          1.38
--------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                    16.57        5.15            8          1.62          3.13
 Period from 4/18/2001 to 7/31/2001      16.29        2.69            1           .46           .89
--------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                    16.57        5.44            1          1.23          3.51
 Period from 4/4/2001 to 7/31/2001       16.29        1.95          -/4/          .31          1.26
--------------------------------------------------------------------------------------------------------


                                                 YEAR ENDED JULY 31
                            2002          2001          2000          1999           1998
----------------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER         10%            5%           22%           13%            25%
RATE



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than $1 million.


The American Funds Tax-Exempt Series I / Prospectus

NOTES


                                       27

                            The American Funds Tax-Exempt Series I / Prospectus

[This page is intentionally left blank for this filing.]


                                       28

The American Funds Tax-Exempt Series I


[This page is intentionally left blank for this filing.]

                                     The American Funds Tax-Exempt Series I

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine(R)
          FOR 24-                  800/325-3590
          HOUR INFORMATION         American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund, the business manager and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.

[LOGO - recycled bug]


Printed on recycled paper                  Investment Company File No. 811-4653
24/25-010-1002/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
Capital Guardian        Capital Bank and Trust

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland/(R)/
The Tax-Exempt Fund of Virginia/(R)/

Prospectus Addendum

The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or the "fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or the "fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these tax-exempt bond funds.


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS



October 1, 2002

Class R-5 shares of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6

SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                            CLASS R-5/1/
 THE MARYLAND FUND
-----------------------------------------------------------
 Management Fees                                0.40%
-----------------------------------------------------------
 Distribution and/or Service (12b-1) Fees       none
-----------------------------------------------------------
 Other Expenses                                 0.18%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses           0.58%
 THE VIRGINIA FUND

 Management Fees                                0.39%
-----------------------------------------------------------
 Distribution and/or Service (12b-1) Fees       none
-----------------------------------------------------------
 Other Expenses                                 0.19%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses           0.58%


1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                              ONE      THREE     FIVE     TEN
                              YEAR     YEARS     YEARS   YEARS
---------------------------------------------------------------
 THE MARYLAND FUND
 Class R-5                    $59   $186         $324    $726
---------------------------------------------------------------
 THE VIRGINIA FUND
 Class R-5                    $59   $186         $324    $726
---------------------------------------------------------------


Purchase and Exchange of Shares - pages 15-16

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 16-18

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 24-26


                                                   INCOME FROM INVESTMENT OPERATIONS
                                                                  Net
                                                             (losses) gains
                                     Net asset               on securities
                                      value,       Net      (both realized   Total from
                                     beginning  investment        and        investment
                                     of period    income      unrealized)    operations
-----------------------------------------------------------------------------------------
 THE MARYLAND FUND
 CLASS R-5:
 Period from 7/15/2002 to 7/31/2002   $15.91       $.03          $.02           $.05
-----------------------------------------------------------------------------------------
 THE VIRGINIA FUND
 CLASS R-5:
 Period from 7/15/2002 to 7/31/2002    16.55        .03           .02            .05
-----------------------------------------------------------------------------------------
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                                                             Net assets,
                                     (from net   Distributions                    Net asset                  end of
                                     investment      (from           Total      value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/2/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
 THE MARYLAND FUND
 CLASS R-5:
 Period from 7/15/2002 to 7/31/2002     (.03)          -             (.03)         $15.93        .31%          $3
-------------------------------------------------------------------------------------------------------------------------
 THE VIRGINIA FUND
 CLASS R-5:
 Period from 7/15/2002 to 7/31/2002     (.03)          -             (.03)          16.57        .29            2
-------------------------------------------------------------------------------------------------------------------------



                                      Ratio of     Ratio of net
                                     expenses to      income
                                     average net    to average
                                       assets       net assets
----------------------------------------------------------------
 THE MARYLAND FUND
 CLASS R-5:
 Period from 7/15/2002 to 7/31/2002     .02%           .18%
----------------------------------------------------------------
 THE VIRGINIA FUND
 CLASS R-5:
 Period from 7/15/2002 to 7/31/2002     .02            .16
----------------------------------------------------------------


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                        THE TAX-EXEMPT FUND OF MARYLAND
                        THE TAX-EXEMPT FUND OF VIRGINIA

                                     Part B
                      Statement of Additional Information


                                October 1, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of The American Funds Tax-Exempt Series I (the "trust") dated October 1, 2002. The trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or the "fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or the "fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of the two funds. The prospectus may be obtained from your investment dealer or financial planner or by writing to the trust at the following address:

                     The American Funds Tax-Exempt Series I
                              Attention: Secretary
                           1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                                 (202) 842-5665

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Trust . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       34
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Shareholder Account Services and Privileges . . . . . . . . . . . .       38
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       40
General Information . . . . . . . . . . . . . . . . . . . . . . . .       41
Class A Share Investment Results and Related Statistics . . . . . .       42
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       45
Financial Statements





                The American Funds Tax-Exempt Series I - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

..    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.


..    The fund may invest up to 20% of its assets in straight debt securities
     (not including convertible securities) rated Ba or below by Moody's Investors Service, Inc. ("Moody's") and BB or below by Standard & Poor's Corporation ("S&P") (or unrated but determined to be of equivalent quality).


Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.


The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."



DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.



                The American Funds Tax-Exempt Series I - Page 2

Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.


MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.



The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


                The American Funds Tax-Exempt Series I - Page 3

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.



INSURED MUNICIPAL BONDS - The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund's shares.



SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.



PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.


U.S. COMMONWEALTH OBLIGATIONS - The fund may invest in obligations of the commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes.



                The American Funds Tax-Exempt Series I - Page 4

Adverse political and economic conditions and developments affecting any commonwealth may, in turn, affect negatively the value of the fund's holdings in such obligations.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.



CASH AND CASH EQUIVALENTS - These include, but are not limited to: (i) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (ii) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (iii) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (iv) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and (v) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.



REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into


                The American Funds Tax-Exempt Series I - Page 5 repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to price volatility only when it appears likely to increase current income without undue risk to capital.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



RISK OF NON-COMPLIANCE WITH CERTAIN FEDERAL REQUIREMENTS - The Internal Revenue Code of 1986 (the "Code") imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on



                The American Funds Tax-Exempt Series I - Page 6 the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act"), as amended, as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund will:

 1. Invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

These restrictions provide that the fund may not:

2. Invest more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of any class of securities of any one issuer (for this purpose all indebtedness of an issuer should be deemed a single class), provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

3. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the fund, exceeds 10% of the value of its total assets;

4. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

5. Acquire securities subject to legal or contractual restrictions on disposition;

6. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

7. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

8. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

9. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing pro-


                The American Funds Tax-Exempt Series I - Page 7 vision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

10. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

11. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

12.  Invest in companies for the purpose of exercising control or management;

13. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

14. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

15. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

16. Purchase or retain the securities of any issuer, if, to the knowledge of the fund, those individual officers and Trustees of the trust, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of the issuer.

17. Invest more than 5% of the value of the fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. government or its agencies or instrumentalities, or municipal bonds rated as least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or

18. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. government obligations are not considered to be part of any industry.

Notwithstanding Investment Restriction number 13, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For the purpose of investment restriction number 14, the term "oil, gas or other mineral exploration or development programs" includes oil, gas, or other mineral exploration or development leases.




                The American Funds Tax-Exempt Series I - Page 8

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy may be changed by the

Board of Trustees without shareholder approval:


     The fund may not:

     invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.


                The American Funds Tax-Exempt Series I - Page 9

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

                                  YEAR FIRST                                       NUMBER OF PORTFOLIOS
                      POSITION      ELECTED                                          WITHIN THE FUND       OTHER DIRECTORSHIPS/3/
                      WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH              HELD
    NAME AND AGE       TRUST    OF THE TRUST/1/            PAST 5 YEARS               TRUSTEE SERVES             BY TRUSTEE

 "INDEPENDENT" TRUSTEES

 Cyrus A. Ansary       Trustee       1986         President, Investment Services            3             JPMorgan Value
 Age: 68                                          International Co. L.L.C.                                Opportunities Fund
                                                  (holding company for various
                                                  operating entities)

 James C. Miller       Trustee       2000         Chairman, CapAnalysis Group               3             Atlantic Coast Airlines;
 III                                              (economic, financial and                                JPMorgan Value
 Age: 60                                          regulatory expertise); former                           Opportunities Fund
                                                  Counselor, Citizens for a
                                                  Sound Economy

 T. Eugene Smith       Trustee       1986         President, T. Eugene Smith,               3             JPMorgan Value
 Age: 72                                          Inc.                                                    Opportunities Fund
                                                  (real estate consulting,
                                                  planning and development)

 Margita E. White      Trustee       2000         Retired President, Association            3             JPMorgan Value
 Age: 65                                          for                                                     Opportunities Fund;
                                                  Maximum Service Television                              Leitch Technology Corp.
                                                  Inc.

 Stephen G. Yeonas     Trustee       1986         Chairman of the Board and                 2
 Age: 77                                          Chief Executive Officer,
                                                  Stephen G. Yeonas Company




                                                        PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST              PAST 5 YEARS AND
                                         ELECTED                POSITIONS HELD          NUMBER OF PORTFOLIOS
                        POSITION         TRUSTEE           WITH AFFILIATED ENTITIES       WITHIN THE FUND
                        WITH THE     AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER   COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
    NAME AND AGE          TRUST      OF THE TRUST/1/             OF THE FUND              TRUSTEE SERVES        HELD BY TRUSTEE

 "INTERESTED" TRUSTEES/4//,//5/

 James H. Lemon,       Chairman of        1986         Chairman of the Board and Chief             3           JPMorgan Value
 Jr.                   the Trust                       Executive Officer,                                      Opportunities Fund
 Age: 66                                               The Johnston-Lemon Group,
                                                       Incorporated (financial services
                                                       holding company)

 Stephen Hartwell      Chairman           1986         Chairman of the Board,                      3
 Age: 87               Emeritus                        Washington Management                                   JPMorgan Value
                       and Trustee                     Corporation                                             Opportunities Fund

 Harry J. Lister       Vice               1986         President and Director,                     3
 Age: 66               Chairman of                     Washington Management
                       the Trust                       Corporation






                The American Funds Tax-Exempt Series I - Page 10

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                 PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE                TRUST             OF THE TRUST/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND

 OTHER OFFICERS/5/

 Jeffrey L. Steele      President of the Trust          1999          Executive Vice President and Director, Washington Management
 Age: 57                                                              Corporation; former Partner, Dechert Price and Rhoads

 Howard L.              Senior Vice President,          1983          Director, Senior Vice President, Secretary and Assistant
 Kitzmiller                 Secretary and                             Treasurer, Washington Management Corporation
 Age: 72                      Treasurer

 Lois A. Erhard             Vice President              1983          Vice President, Washington Management Corporation
 Age: 50

 Michael W. Stockton        Assistant Vice              1995          Vice President, Assistant Secretary and Assistant Treasurer,
 Age: 35                 President, Assistant                         Washington Management Corporation
                            Secretary and
                         Assistant Treasurer

 J. Lanier Frank            Assistant Vice              1992          Assistant Vice President, Washington Management Corporation
 Age: 41                      President

 Ashley L. Shaw/6/       Assistant Secretary            2000          Assistant Secretary, Washington Management Corporation,
 Age: 33                                                              former Attorney/Law Clerk




                The American Funds Tax-Exempt Series I - Page 11

1 Trustees and officers of the trust serve until their resignation, removal or retirement.
2 In each instance where a Trustee of the Trust serves on other funds affiliated with The American Funds Group, such service is as a Director of Washington Mutual Investors Fund.
3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
5 All of the trustees and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as Business Manager.
6 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE TRUST IS 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.


                The American Funds Tax-Exempt Series I - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001


                                                                AGGREGATE DOLLAR RANGE/1/
                                                                        OF SHARES
                                                                   OWNED IN ALL FUNDS
                                                                  IN THE AMERICAN FUNDS
                               DOLLAR RANGE/1/ OF FUND               FAMILY OVERSEEN
         NAME                       SHARES OWNED                       BY TRUSTEE
------------------------------------------------------------------------------------------
"INDEPENDENT" TRUSTEES    MARYLAND FUND       VIRGINIA FUND
------------------------------------------------------------------------------------------
 Cyrus A. Ansary            $ 50,001              None                Over $100,000
                            - $100,000
------------------------------------------------------------------------------------------
 James C. Miller III     $10,001 - $50,000                            Over $100,000
                                            $10,001 - $50,000
------------------------------------------------------------------------------------------
 T. Eugene Smith               None           Over $100,000           Over $100,000
------------------------------------------------------------------------------------------
 Margita E. White              None               None                Over $100,000
------------------------------------------------------------------------------------------
 Stephen G. Yeonas             None           Over $100,000           Over $100,000
------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
------------------------------------------------------------------------------------------
 Stephen Hartwell              None           Over $100,000           Over $100,000
------------------------------------------------------------------------------------------
 James H. Lemon, Jr.       Over $100,000      Over $100,000           Over $100,000
------------------------------------------------------------------------------------------
 Harry J. Lister               None           Over $100,000           Over $100,000
------------------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed include any shares owned through the deferred compensation plan described below.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.


                The American Funds Tax-Exempt Series I - Page 13

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2002

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Business Manager or its affiliates. The fund pays annual fees of $750 to Trustees who are not affiliated with the Business Manager, $250 for each Board of Trustees meeting attended, and $250 for each meeting attended as a member of a committee of the Board of Trustees.



No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Business Manager.





                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE TRUST             COMPANY OR ITS AFFILIATES/2/

 Cyrus A. Ansary                 $ 4,500                          $ 63,500

 James C. Miller III             $ 4,500                          $ 62,000

 T. Eugene Smith                 $ 4,500                          $ 63,000

 Margita E. White                $ 4,000                          $ 64,000

 Stephen G. Yeonas               $4,000/3/                        $29,500/3/



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the trust in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.
2 In each instance where a Trustee of the Trust serves on other funds affiliated with The American Funds Group, such service is as a Director of Washington Mutual Investors Fund.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2002 fiscal year for participating Trustees is as follows: Trustee Stephen G. Yeonas ($45,811). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of September 1, 2002, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Maryland and Virginia funds.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


                The American Funds Tax-Exempt Series I - Page 14

All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the fund as described in "Trustee Compensation Paid During the Fiscal Year Ended July 31, 2002" above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the trust. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the trust except amendments to change the name of the trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the trust may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the trust will continue indefinitely.



The fund has several different classes of shares, including classes A, B, C, F and R-5. Class R-5 shares are available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. The Board of Trustees may establish additional series and/or classes of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objectives and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.



The trust does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least


                The American Funds Tax-Exempt Series I - Page 15

10% of the shares, the trust will hold a meeting at which any member of the board could be removed by a majority vote.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or Trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.



COMMITTEES OF THE BOARD OF TRUSTEES

The trust has an Audit Committee composed of four trustees who are not considered "interested persons" of the trust within the meaning of the 1940 Act ("independent directors"): Cyrus A. Ansary, James C. Miller III, T. Eugene Smith (Chair) and Stephen G. Yeonas. The function of the Committee is the oversight of the trust's accounting and financial reporting policies. The Committee acts as a liaison between the trust's independent auditors and the full Board of Trustees.


The trust has a Governance Committee composed of Cyrus A. Ansary (Chair) and all other independent trustees. The Committee's functions include reviewing all contracts and agreements with the trust, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Trustees. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates candidates for independent trustees to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the trust, c/o the trust's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.


There were four Board of Trustees meetings and two Committee meetings (one Audit, and one Governance Committee) during the fiscal year ended July 31, 2002.


                The American Funds Tax-Exempt Series I - Page 16

                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the trust has operated under a Business Management Agreement with Washington Management Corporation. The Business Manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The primary function of the Business Manager is to oversee the various services and operations of the trust. The Business Manager provides services necessary to carry on the trust's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of shareholder services, federal and state regulatory compliance and responsibility for accounting and recordkeeping facilities. The Business Manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the Business Manager, including but not limited to: custodian, transfer and dividend disbursing agency fees and expenses; costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholder meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plans of Distribution; fees and expense reimbursements paid to Trustees; association dues; and costs of stationery and forms prepared exclusively for the trust.



The Business Manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund's net assets, 0.09% of the fund's net assets in excess of $60 million plus 1.35% of the gross investment income. For the fiscal years ended July 31, 2002, 2001 and 2000, the Business Manager's fees amounted to $253,000, $207,000 and $196,000, for the Maryland Fund and $265,000, $224,000
and $219,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 2002, the Business Manager's fees for the Maryland Fund amounted to 0.175% of average net assets and for the Virginia Fund amounted to 0.171% of average assets.


The current Business Management Agreement, unless sooner terminated, will continue in effect until July 31, 2003 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).



The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Trustees and officers of the trust, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


                The American Funds Tax-Exempt Series I - Page 17

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Trustees and places orders for the fund's portfolio securities transactions. As compensation for its services, the Investment Adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.12% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income. For the fiscal years ended July 31, 2002, 2001 and 2000, the Investment Adviser's fees were $318,000, $258,000 and $243,000, for the Maryland Fund and $333,000, $281,000 and $273,000
for the Virginia Fund, respectively. For the fiscal year ended July 31, 2002, the Investment Adviser's fees for the Maryland Fund amounted to 0.220% of average net assets and for the Virginia Fund amounted to 0.215% of average net assets


INVESTMENT ADVISORY AGREEMENT - The Investment Advisory Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until July 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).



In determining whether to renew the Agreement each year, the Governance Committee of the Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds.



                The American Funds Tax-Exempt Series I - Page 18

The Board determined that continuation of the Agreement was appropriate in light of the quality of the Adviser's performance past and present, the strength of its organization (including its personnel, financial resources, commitment to quality service, research and operating history) and the reasonableness of the advisory fee. The Trustees also took into account other considerations, such as the brokerage policies of the Adviser, including any benefit derived by the Adviser in, for example, the form of research, and the nature and quality of non-investment management services provided by the Investment Adviser and its affiliates.



ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until July 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.



As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the fund's Class C and F shares. Administrative services fees paid for Class C and F shares for the fiscal period ended 2002 were $5,000 and $3,000 for the Maryland fund, respectively, and $5,000 and $2,000 for the Virginia fund, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.



The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the


                The American Funds Tax-Exempt Series I - Page 19

Class A sales charge remaining after the allowances by the Principal
Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, The fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2002 fiscal year amounted to $130,000 for the Maryland Fund and $156,000 for the Virginia Fund after allowance of $504,000 and $592,000 for the Maryland Fund and the Virginia Fund, respectively, to dealers.



For the Maryland Fund, during the fiscal years ended 2001 and 2000 the Principal Underwriter retained $72,000 and $43,000, respectively, on sales of Class A shares after an allowance of $279,000 and $165,000 to dealers, respectively. For the Virginia Fund, during the fiscal years ended 2001 and 2000 the Principal Underwriter retained $75,000 and $43,000, respectively, on sales of Class A shares after an allowance of $284,000 and $168,000 to dealers, respectively.


For the Maryland Fund, revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2002 fiscal year amounted to $49,000 after compensation of $263,000 to dealers. During the fiscal year ended 2001, the Principal Underwriter retained $23,000 on sales of Class B shares of the Maryland Fund after an allowance of $126,000 to dealers. For the Virginia Fund, revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2002 fiscal year amounted to $30,000 after compensation of $161,000 to dealers. During the fiscal year ended 2001, the Principal Underwriter retained $15,000 on sales of Class B shares of the Virginia Fund after an allowance of $85,000 to dealers.


Johnston, Lemon & Co. Incorporated ("Johnston, Lemon") a wholly-owned subsidiary of the business manager's parent company, The Johnston-Lemon Group, Inc. ("JLG"), received commissions and payments from the Distribution Plans of the Funds of $26,000, $30,000 and $27,000 on its retail sales of the Maryland Fund and $33,000, $19,000 and $19,000 on its retail sales of the Virginia fund, respectively, for the fiscal years ended July 31, 2002, 2001 and 2000. Johnston, Lemon received no net brokerage commissions resulting from purchases and sales of the securities for the investment account of the funds.



As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the trust are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent


                The American Funds Tax-Exempt Series I - Page 20 for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its average daily net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its average daily net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2002 fiscal year, the Maryland and Virginia funds paid or accrued $325,000 and $362,000, respectively, for compensation to dealers or the Principal Underwriter under the Plan for Class A shares; $73,000 and $43,000, respectively, for Class B shares; $25,000 and $33,000, respectively, for Class C shares; and $3,000 and $1,000, respectively, for Class F shares. As of July 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $31,000 and $118,000, respectively, for the Maryland and Virginia funds. As of the end of the 2002 fiscal year, accrued and unpaid distribution expenses for Class A, B, C and F shares of the Maryland Fund amounted to $48,000, $10,000, $5,000 and $407, respectively. Accrued and unpaid distribution expenses for Class A, B, C and F shares of the Virginia Fund were $59,000, $6,000, $7,000 and $161, respectively, as of the end of the 2002 fiscal year.



                The American Funds Tax-Exempt Series I - Page 21

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


All officers of the trust and three of its Trustees, who are "interested persons" of the trust, are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plans. Some of the trust's officers and three Trustees who are "interested persons" of the trust are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


To avoid federal excise taxes, the Code requires the fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax. However, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS - By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.


                The American Funds Tax-Exempt Series I - Page 22

     CAPITAL GAIN DISTRIBUTIONS - The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in the fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION - Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless will be taxable to the shareholder to the extent it consists of ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which may be taxable to them, in whole or in part.


Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. Generally, the gain or loss realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the shareholder held the shares.


Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the fund on those shares.


All or a portion of any loss a shareholder realizes upon the redemption of fund shares will be disallowed to the extent that shareholder buys other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased.


If a shareholder redeems shares in the fund, and then reinvests the sales proceeds in the fund or in another fund within 90 days of buying the original shares, the sales charge that would otherwise apply to the shareholder's reinvestment may be reduced or eliminated. The IRS will require the shareholder to report any gain or loss on the redemption of the original shares in the fund. In doing so, all or a portion of the sales charge paid by the shareholder for the original shares in the fund will be excluded from the shareholder's tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on the reinvestment. Any portion of the sales charge excluded from a shareholder's tax basis in the shares sold will be added to the tax basis of the shares acquired from the reinvestment.


                The American Funds Tax-Exempt Series I - Page 23

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                The American Funds Tax-Exempt Series I - Page 24

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS

                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").

By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.

By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.

By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).

By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).

By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)




Each fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit



                The American Funds Tax-Exempt Series I - Page 25 sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).



PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class F shares of other American Funds.



FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                             FUND NUMBERS
                                                ----------------------------------------
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/SM/  . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/(R)/  . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                The American Funds Tax-Exempt Series I - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more . . . . . . . .                                   none       none      see below
--------------------------------------------------------------------------------------------------------



                The American Funds Tax-Exempt Series I - Page 27

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;



(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;


                The American Funds Tax-Exempt Series I - Page 28

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


                The American Funds Tax-Exempt Series I - Page 29

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.



For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.


     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases,



                The American Funds Tax-Exempt Series I - Page 30 if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your


                The American Funds Tax-Exempt Series I - Page 31 spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     .endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:


     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;


     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.


     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested



                The American Funds Tax-Exempt Series I - Page 32 less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A shares, (ii) six years of the initial purchase in the case of Class B shares, or (iii) one year of the initial purchase in the case of Class C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividend and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividend and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.


                The American Funds Tax-Exempt Series I - Page 33

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: 1) Class A shares at net asset value; 2) Class A shares subject to the applicable initial sales charge; 3) Class B shares; 4) Class C shares; or 5) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


                The American Funds Tax-Exempt Series I - Page 34

All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the methodologies used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking current and market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. When valuing securities in an emergency or other unusual situation, the Valuation Committee evaluates the nature and duration of the event and the forces influencing the operation of the affected companies and financial markets. The Valuation Committee also evaluates factors relating to the event that precipitated the need for action, whether the event is likely to recur, whether the effects of the event are isolated or whether they affect entire markets, countries or regions;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than


                The American Funds Tax-Exempt Series I - Page 35

4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES


Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.



You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

          -Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.


     - You must include with your written request any shares you wish to sell that are in certificate form.


     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET


     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.


     -   Checks must be made payable to the registered shareholder(s).


                The American Funds Tax-Exempt Series I - Page 36

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.



You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.



                The American Funds Tax-Exempt Series I - Page 37

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.



AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.



AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash


                The American Funds Tax-Exempt Series I - Page 38

Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.



AUTOMATIC WITHDRAWALS - You may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
 However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.



Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


                The American Funds Tax-Exempt Series I - Page 39

AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the Business


Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


                The American Funds Tax-Exempt Series I - Page 40

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.



Brokerage commissions paid on portfolio transactions for the fiscal period ended July 31, 2002 amounted to $168,000 for the Maryland Fund and $104,000 for the Virginia Fund.



Johnston, Lemon & Co. Incorporated, which together with the Business Manager is wholly owned by the Johnston-Lemon Group, Incorporated, may serve as broker for the fund in effecting certain portfolio transactions, and may retain commissions, in accordance with certain regulations of the Securities and Exchange Commission.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank,

270 Park Avenue, New York, NY 10017-2070, as Custodian.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $31,000 and $2,000 for Class A and B shares of the Maryland Fund, and $35,000 and $1,000 for Class A and B shares of the Virginia Fund for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand
Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.



INDEPENDENT LEGAL COUNSEL - Thompson, O'Donnell, Markham, Norton & Hannon, 1212 New York Avenue, NW, Washington D.C. 20005, currently serves as counsel for the trust, including trustees who are not interested persons (as defined under the 1940 Act) of the trust. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the trust by Thompson, O'Donnell, Markham, Norton & Hannon. Counsel does not currently provide legal services to the trust's investment adviser or any of its affiliates. The selection of the trust's "independent legal counsel" will be determined annually by the independent trustees of the trust as prescribed by the 1940 Act.



PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually


                The American Funds Tax-Exempt Series I - Page 41 with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

PERSONAL INVESTING POLICY - The Trust, Washington Management Corporation
and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:



             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2002

                                                                     THE TAX-EXEMPT     THE TAX-EXEMPT
                                                                    FUND OF MARYLAND   FUND OF VIRGINIA
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . . .         $15.93             $16.57
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . .                               $16.55             $17.22

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The Maryland Fund yield was 3.51% and the Virginia Fund yield was 3.25% based on a 30-day (or one month) period ended July 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( (a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).


                The American Funds Tax-Exempt Series I - Page 42
             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.


The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The Maryland Fund's tax-equivalent yield based on the maximum federal/state/county tax rate of 43.2% for the 30-day (or one month) period ended July 31, 2002 was 6.18%. For the Virginia Fund investors with the maximum combined effective federal/state tax rate of 42.1%, the tax-equivalent yield was 5.61% for the period ended July 31, 2002.


The Maryland Fund one year total return and average annual total return at the maximum offering price for the five- and ten-year periods ended on July 31, 2002 was +2.17%, +4.19% and +5.27%, respectively. The Virginia Fund one year total return and average annual total return at the maximum offering price for the five- and ten-year periods ended on July 31, 2002 was +2.12%, +4.36% and +5.28%, respectively.



The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index and the Lehman Brothers Municipal

Bond Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the


                The American Funds Tax-Exempt Series I - Page 43

U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                The American Funds Tax-Exempt Series I - Page 44

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                The American Funds Tax-Exempt Series I - Page 45

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."


                The American Funds Tax-Exempt Series I - Page 46

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                                  Note Ratings

S&P: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.


                The American Funds Tax-Exempt Series I - Page 47

Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S ratings of commercial paper are graded into four categories
-----------------
ranging from "A" for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                The American Funds Tax-Exempt Series I - Page 48






The Tax-Exempt Fund of Maryland
Investment portfolio, July 31, 2002



                                                                                                   Principal    Market
                                                                                                    amount      value
Fixed income securities - 91.71%                                                                    (000)       (000)

Maryland
State Obligations

Community Dev. Administration, Dept. of Housing and Community Dev.:
 Residential Rev. Bonds, AMT:
  1998 Series B:
   5.00% 2008                                                                                    $1,610         $1,724
   5.00% 2009                                                                                     1,680          1,790
  2001 Series H, AMT:
   5.20% 2022                                                                                     1,000          1,010
   4.40% 2025                                                                                     1,000          1,026
 Single Family Program Bonds, 1994 First Series:
  5.80% 2009                                                                                      2,000          2,045
  5.70% 2017                                                                                        245            247

Dept. of Transportation:
 Consolidated Transportation Bonds, Series 2002, 5.50% 2017                                       2,000          2,256
Project Cert. of Part. (Mass Transit Administration Project),
 Series 2000, AMT, 5.00% 2008                                                                     1,535          1,657

Econ. Dev. Corp.:
 Lease Rev. Bonds (Department of Transportation Headquarters Fac.),
 2002 Series:
  5.00% 2014                                                                                      1,755          1,888
  5.375% 2019                                                                                     1,500          1,603
 Utility Infrastructure Rev. Bonds (University of Maryland,
 College Park Project), 2001 Series, AMBAC Insured:
  5.25% 2011                                                                                      3,425          3,818
  5.375% 2015                                                                                     2,230          2,434

Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds
(Wheelabrator Water Technologies Baltimore L.L.C. Projects), 1996 Series,
 AMT, 6.30% 2010                                                                                  3,500          3,781

G.O. Bonds, State and Local Facs.:
 Second Series Loan of 1999:
  Series W, 5.00% 2011                                                                              500            544
  Series X, 5.25% 2012                                                                            2,000          2,193
 First Series Loan:
  2000, Series H, 5.50% 2010                                                                      2,000          2,266
  2001, Series H, 5.50% 2011                                                                      1,000          1,132

Health and Higher Educational Facs. Auth.:
 Anne Arundel Medical Center Issue, Rev. Bonds, Series 1998, FSA Insured,
 5.125% 2028                                                                                      1,000          1,004
 (Charity Obligated Group-Daughters of Charity National Health System),
  Hospital Rev. Bonds, Series 1997 D, 4.60% 2026 (Preref. 2003)                                   1,630          1,690
 Collington Episcopal Life Care Community Issue, Rev. Bonds, Series 2001 A,
  6.75% 2023                                                                                      2,000          2,027
 Good Samaritan Hospital Issue, Rev. Bonds, Escrowed to Maturity, Series 1993,
  5.70% 2009                                                                                      1,000          1,132
 Howard County:
  General Hospital Acquisition Issue, Johns Hopkins Medicine, Rev. Bonds,
  Series 1998, MBIA Insured, 5.00% 2029                                                             500            500
  General Hospital Issue, Rev. Bonds, Escrowed to Maturity, Series 1993:
   5.50% 2013                                                                                     2,000          2,111
   5.50% 2021                                                                                     1,000          1,056
 Institute College of Art Issue, Rev. Bonds, Series 2001, 5.50% 2032                              1,250          1,253
 Johns Hopkins University Issue, Ref. Rev. Bonds:
  Series 2001 A:
   5.00% 2011                                                                                     1,000          1,094
   5.00% 2013                                                                                     1,000          1,077
  Series 2002 A, 5.00% 2032                                                                       1,000            996
 Medlantic/Helix Issue, Rev. Bonds, Series 1998 B, AMBAC Insured, 5.25% 2038                      1,500          1,546
 Memorial Hospital of Cumberland Issue, Rev. Ref. Bonds, Series 1992, 6.50% 2010
 (Preref. 2004)                                                                                     750            814
 Mercy Medical Center Issue, Project and Ref. Rev. Bonds, Series 1996,
 FSA Insured, 6.50% 2013                                                                          2,000          2,388
 PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds (Heron Point of
 Chestertown), Series 1998 A:
  5.75% 2019                                                                                      1,500          1,497
  5.75% 2026                                                                                      1,640          1,616
 Roland Park Place Issue, Ref. and Project Rev. Bonds, Series 1999, 5.50% 2014                      525            539
 Suburban Hospital Issue, Ref. Rev. Bonds, Series 1993, 5.125% 2021                               1,500          1,475
 The Johns Hopkins Medical Institutions Parking Facs. Issue, Parking Rev. Bonds,
 Series 2001, AMBAC Insured, 5.00% 2034                                                             880            874
 University of Maryland Medical System Issue, Rev. Bonds, Series 2000, 6.75% 2030                 2,000          2,178

Northeast Maryland Waste Disposal Auth. Resource Recovery Rev. Bonds
(Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012                                  2,500          2,411

Transportation Auth.:
 Airport Parking Rev. Bonds, Baltimore/Washington International Airport Projects,
 Series 2002 B, AMT, AMBAC Insured, 5.375% 2015                                                   2,000          2,150
 Facs. Project, Transportation Facs. Projects Rev. Bonds, Series 1992, 5.80% 2006                 1,000          1,120

University System, Auxiliary Fac. and Tuition Rev. Bonds, 2001 Series B, 4.00% 2013               2,500          2,514

Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 1991
B, 0% 2005                                                                                          700            648



City & County Obligations

Anne Arundel County:.
 Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028                       2,000          2,002
 G.O. Bond, Series 2002, 5.25% 2012                                                               1,000          1,117
 Special Obligation Bonds:
  (Arundel Mills Project), Series 1999, 7.10% 2029                                                2,000          2,160
  (National Business Park Project), Series 2000, 7.375% 2028                                      1,500          1,621
 Tax Increment Financing Bonds (Parole Town Center Project), Series 2002, 5.00% 2012              2,000          2,005

City of Baltimore:
 (Mayor and City Council of Baltimore) Project and Ref. Rev. Bonds (Water Projects):
  Series 1994 A, FGIC Insured:
   5.00% 2024                                                                                       410            419
   5.00% 2024 (Escrowed to maturity)                                                                810            826
  Series 2002 A, FGIC Insured, 5.00% 2021                                                         1,975          2,005
 Project and Ref. Rev. Bonds (Water Projects), FGIC Insured, Series 1994 A, 6.00% 2015            1,500          1,776

Mayor and City Council of Baltimore:
 Convertible Ref. Rev. Bonds (Baltimore City Parking System Facs.), Series 1996 A,
 FGIC Insured, 5.90% 2009                                                                         1,500          1,727
 Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project), Series 1984 B,
 6.50% 2011                                                                                         500            517

Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018                   1,500          1,571

Calvert County (Asbury-Solomons Island Fac.):
 Econ. Dev. Ref. Rev. Bonds, Series 1997, MBIA Insured:
  5.00% 2009                                                                                      1,000          1,090
  5.00% 2017                                                                                      1,000          1,037
 Econ. Dev. Rev. Bonds, Series 1995, 8.625% 2024 (Preref. 2005)                                   2,300          2,690

Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Ref. Rev. Bonds,
Series 1999 A, Asset Guaranty Insured, RADIAN Insured, 5.50% 2019                                 1,265          1,324

City of Frederick, General Improvement Bonds, 1992 Ref. Series, FGIC Insured,
 6.125% 2008 (Preref. 2002)                                                                         890            922

Frederick County:
 G.O. Public Facs. Bonds, Series 2000, 5.10% 2017                                                 1,000          1,060
 Special Obligation Bonds (Urbana Community Dev. Auth.), Series 1998, 6.625% 2025                 2,000          2,061

Harford County, Consolidated Public Improvement Bonds, Series 1992, 5.80% 2010
(Preref. 2002)                                                                                      970            993

Montgomery County:
 Economic Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016                  1,000          1,080
 G.O. Consolidated Public Improvement Bonds:
  Series 2000 A, 5.30% 2013                                                                       1,000          1,099
  Series 2001 A:
   4.75% 2011                                                                                     2,500          2,693
   4.75% 2012                                                                                     1,000          1,076
   5.25% 2015                                                                                     2,000          2,189
 Housing Opportunities Commission:
  Housing Dev. Bonds (The Metropolitan), 1995 Issue A, 6.10% 2015                                 2,025          2,147
  Multifamily Rev. Bonds  (Strathmore Court at White Flint), 1994 Issue A-2,
  7.50% 2024 (Preref. 2004)                                                                       2,000          2,238
  Single Family Mortgage Rev. Bonds:
   1997 Series A, 5.50% 2009                                                                        610            664
   1998 Series B:
    4.80% 2009                                                                                      600            603
    4.90% 2010                                                                                      500            529
 Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds
 (Resource Recovery Project), Series 1993 A, AMT:
  6.00% 2006                                                                                      1,115          1,231
  6.00% 2007                                                                                      2,000          2,224
  6.30% 2016                                                                                      1,500          1,550
 Rev. Auth., Golf Course System Rev. Bonds, Series 1996 A, 6.00% 2014                             2,355          2,405
 Special Obligation Bonds:
  (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021                                  2,380          2,500
  (West Germantown Dev. Dist.):
   Senior Series 2002 A, RADIAN Insured, 5.375% 2020                                                750            770
   Junior Series 2002 B, 6.70% 2027                                                               1,700          1,726

Prince George's County:
 (Dimensions Health Corp. Issue), Project and Ref. Rev. Bonds, Series 1994,
5.375% 2014                                                                                       2,985          1,559
 Housing Auth.:
  GNMA/FNMA Collateralized Single Family Mortgage Rev. Bonds, AMT:
   Series 1994 A, 6.60% 2025                                                                        565            583
   Series 1998 A, 4.65% 2019                                                                      1,815          1,868
  Mortgage Rev. Bonds (GNMA Collateralized-Langley Garden Apartments Project),
Series 1997 A,
  AMT, 5.60% 2017                                                                                 1,130          1,191
 Solid Waste Management System Rev. Bonds, Series 1993, FSA Insured:
  6.50% 2007                                                                                      1,205          1,280
  6.50% 2007 (Preref. 2003)                                                                         795            846
 Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997 A, 8.00% 2026                                                                         1,875          2,085



District of Columbia
Washington Metropolitan Area Transit Auth., Gross Rev. Transit Ref. Bonds,
Series 1993, FGIC Insured, 6.00% 2008                                                             1,480          1,701

Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Bonds:
 Ref. Bonds of 1997, 5.75% 2017                                                                   1,510          1,749
 Ref. Bonds of 2001, 4.50% 2015                                                                   3,000          3,091


Puerto Rico
Electric Power Auth.:
 Rev. Bonds, Series DD, FSA Insured, 4.50% 2019                                                   1,000            995
 Rev. Ref. Bonds:
  Series GG, FSA Insured, 4.75% 2021                                                              1,020          1,019
  Series KK, XLCA Insured, 5.00% 2011                                                             1,000          1,095
  Series Y, MBIA Insured, 7.00%  2007                                                             1,000          1,192

Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), 1996
Series A, AMT, 6.25% 2026                                                                         1,000            774

Public Fin. Corp. (Commonwealth Appropriation Bonds), 2001 Series E, 6.00% 2026                     500            568

Public Improvement Ref. Bonds (G.O. Bonds), Series 1998, 5.00% 2007                                 500            544


Virgin Islands
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998 A:
 5.20% 2009                                                                                       1,500          1,597
 5.20% 2010                                                                                       1,000          1,056


Total fixed-income securities (cost: $141,415,000)                                                             147,564





Short-term securities - 7.22%


Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Project), Series 1999
A, 1.45% 2029 (1)                                                                                   600            600
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Fac.
Rev. Bonds (Cimenteries CBR S.A. Project), Series 2000, AMT, 1.60% 2035 (1)                       2,100          2,100
Health and Higher Educational Fac. Auth.:
 Pooled Loan Program Rev. Bonds, Series 1994 D, 1.45% 2029 (1)                                    2,560          2,560
 Rev. Bonds, Charlestown Community Issue, Series 1998A, 1.30% 2028 (1)                              900            900
Housing Opportunities Commission of Montgomery County (Montgomery County),
Variable Rate Housing Rev. Bonds, 1997 Issue I (The Grand), AMT, 1.34% 2030 (1)                     500            500
Howard County:
 Consolidated Public Improvement, Commercial Paper Bond Anticipation Notes,
Series C, 1.20% 8/1/2002                                                                          3,400          3,400
 Multifamily Housing Rev. Ref. Bonds (Avalon Meadows Apartments Project),
Series 1996, 1.30% 2026 (1)                                                                         850            850
Montgomery County, Consolidated Public Improvement Commercial Paper Bond
Anticipation Notes, Series 2002, 1.25% 9/3/2002                                                     700            700




Total short-term securities (cost: $11,610,000)                                                                 11,610


Total investment securities (cost: $153,025,000)                                                               159,174
Excess of cash and receivables over payables                                                                     1,725

Net assets                                                                                                    $160,899

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to Abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue



The Tax-Exempt Fund of Maryland
Financial statements

Statement of assets and liabilities
at July 31, 2002                               (dollars and shares in thousands,
                                                    except per-share amounts)

Assets:
 Investment securities at market (cost: $153,025)                      $159,174
 Cash                                                                        97
 Receivables for:
  Sales of Fund's shares                                $541
  Interest                                             1,471              2,012
                                                                        161,283
Liabilities:
 Payables for:
  Repurchases of Fund's shares                            34
  Dividends on Fund's shares                             201
  Management services                                     53
  Services provided by affiliates                         72
  Deferred Trustees' compensation                         23
  Other fees and expenses                                  1                384
Net assets at July 31, 2002                                            $160,899

Net assets consist of:
 Capital paid in on shares of beneficial interest                      $154,594
 Undistributed net investment income                                        104
 Undistributed net realized gain                                             52
 Net unrealized appreciation                                              6,149
Net assets at July 31, 2002                                            $160,899

Shares of beneficial interest
issued and outstanding -
unlimited shares authorized            Net assets    Shares     Net asset value
                                                   outstanding   per share (1)
Class A                                 $138,587      8,702        $15.93
Class B                                   11,229        705         15.93
Class C                                    6,006        377         15.93
Class F                                    1,956        123         15.93
Class R-5                                  3,121        196         15.93
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.55.


See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2002

Investment income:
 Income:                                 (dollars in thousands)
  Interest                                                          $7,257

 Fees and expenses:
  Investment advisory services                     $318
  Business management services                     $253
  Distribution services                             426
  Transfer agent services                            33
  Administrative services                             8
  Reports to shareholders                            34
  Registration statement and prospectus              13
  Postage, stationery and supplies                    5
  Trustees' compensation                             10
  Auditing and legal                                 28
  Custodian                                           3              1,131
 Net investment income                                               6,126

Net realized gain and unrealized
appreciation on investments:
 Net realized gain on investments                                       97
 Net unrealized appreciation on investments                          2,237
   Net realized gain and
    unrealized appreciation on investments                           2,334
Net increase in net assets resulting
 from operations                                                    $8,460

See Notes to Financial Statements



Statement of changes in net assets                    (dollars in  thousands)

                                                  Year ended       Year ended
                                                    July 31,         July 31,
                                                      2002             2001
Operations:
 Net investment income                             $ 6,126            $ 5,166
 Net realized gain on investments                       97                210
 Net unrealized appreciation on investments          2,237              3,720
  Net increase in net assets
   resulting from operations                         8,460              9,096

Dividends paid to shareholders from net
investment income                                   (6,103)            (5,176)

Capital share transactions                          34,587             19,336

Total increase in net assets                        36,944             23,256

Net assets:
 Beginning of year                                 123,955            100,699
 End of year (including
  undistributed
  net investment income: $104 and $82,
  respectively)                                   $160,899           $123,955



See Notes to Financial Statements


Financial Highlights (1)


                                    Income from investment operations(2)                       Dividends and distributions
                                                           Net
                           Net asset                   gains(losses)                    Dividends
                             value,        Net         on securities    Total from      (from net     Distributions
                            beginning   investment    (both realized     investment    investment     (from capital       Total
                            of period     income      and unrealized)    operations      income)          gains)      distributions
Class A:
Year ended 7/31/2002         $15.68        $.69            $.25            $.94          $(.69)             $-            $(.69)
Year ended 7/31/2001          15.12        .74             .56             1.30           (.74)             -             (.74)
Year ended 7/31/2000          15.57        .74             (.45)            .29           (.74)             -             (.74)
Year ended 7/31/1999          16.04        .74             (.37)            .37           (.74)           (.10)           (.84)
Year ended 7/31/1998          16.02        .78             .14              .92           (.78)           (.12)           (.90)
Class B:
Year ended 7/31/2002          15.68        .57             .25              .82           (.57)             -             (.57)
Year ended 7/31/2001          15.12        .62             .56             1.18           (.62)             -             (.62)
Period from 3/15/2000
 to 7/31/2000                 15.01        .16             .18              .34           (.23)             -             (.23)
Class C:
Year ended 7/31/2002          15.68        .55             .25              .80           (.55)             -             (.55)
Period from 4/12/2001
 to 7/31/2001                 15.49        .15             .20              .35           (.16)             -             (.16)
Class F:
Year ended 7/31/2002          15.68        .64             .25              .89           (.64)             -             (.64)
Period from 6/15/2001
 to 7/31/2001                 15.59        .07             .09              .16           (.07)             -             (.07)
Class R-5:
Period from 7/15/2002
 to 7/31/2002                 15.91        .03             .02              .05           (.03)             -             (.03)


Financial Highlights (1)

                                                                         Ratio of         Ratio of
                          Net asset                      Net assets,     expenses        net income
                          value, end       Total        end of period   to average       to average
                          of period      return(3)      (in millions)   net assets       net assets
  Class A:
  Year ended 7/31/2002      $15.93          6.14%          $139           .75%             4.40%
  Year ended 7/31/2001       15.68          8.77            119           .80              4.77
  Year ended 7/31/2000       15.12          2.03            100           .82              4.92
  Year ended 7/31/1999       15.57          2.27            110           .78              4.63
  Year ended 7/31/1998       16.04          5.87            101           .79              4.84
  Class B:
  Year ended 7/31/2002       15.93          5.35            11           1.49              3.62
  Year ended 7/31/2001       15.68          7.96             4           1.54              3.91
  Period from 3/15/2000
   to 7/31/2000              15.12          2.26             1            .58              1.32
  Class C:
  Year ended 7/31/2002       15.93          5.20             6           1.64              3.51
  Period from 4/12/2001
   to 7/31/2001              15.68          2.29             1            .49              1.02
  Class F:
  Year ended 7/31/2002       15.93          5.81             2            .99              4.18
  Period from 6/15/2001
   to 7/31/2001              15.68          1.03             -(4)         .14              .45
  Class R-5:
  Period from 7/15/2002
   to 7/31/2002              15.93           .00             3            .02              .18




Supplemental data - all classes
                                            Year ended July 31
                               2002     2001     2000     1999     1998

Portfolio turnover rate         5%      16%      12%      11%       10%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.






The Tax-Exempt Fund of Virgina
Investment portfolio
July 31, 2002


                                                                                        Principal    Market
                                                                                         amount      value
Fixed-income securities - 92.05%                                                          (000)      (000)

Virginia
State Obligations

College Building Auth.:
 Educational Facs. Rev. and Ref. Bonds (Hampden-Sydney College Project),
 Series 1998, MBIA Insured, 5.00% 2016                                                    $ 500     $ 522
 Educational Facs. Rev. Bonds:
  (21st Century College Program), Series 1998, 5.00% 2017                                 1,000     1,034
  (Washington and Lee University Project), Series 2001, 5.375% 2021                       1,000     1,085
  (University of Richmond Project), (Preref. 2009):
   Series 2002 A, 5.00% 2032                                                              1,000     1,079
   Series 2002 B, 5.00% 2032                                                              2,000     2,158

Commonwealth Transportation Board:
 Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010                1,300     1,471
 Transportation Rev. Bonds:
  (U.S. Route 58 Corridor Dev. Program), Series 1999 B, 5.50% 2013                        4,750     5,240
  5.00% 2010                                                                              1,055     1,154

G.O. Bonds, Series 1997, 5.00% 2012                                                         940       999

Housing Dev. Auth.:
 Commonwealth Mortgage Bonds:
  1994 Series H, Sub-Series H-1, 6.10% 2003                                                 500       505
  1998 Series E, Sub-Series E-4, 4.50% 2005                                               1,190     1,244
  2000 Series A, AMT:
   Sub-Series A-1, 5.65% 2010                                                             1,605     1,736
   Sub-Series A-3, 5.55% 2006                                                               730       786
   Sub-Series A-4, 5.30% 2010                                                             2,160     2,316
  2001 Series J, Sub-Series J-1, MBIA Insured:
   4.55% 2010                                                                             1,000     1,041
   4.65% 2011                                                                             1,000     1,043
 Mult-Family Housing Bonds:
  1996 Series B, 5.95% 2016                                                               1,000     1,058
  1997 Series B, AMT, 5.80%  2010                                                         1,185     1,289
  1998 Series I, AMT:
   4.60% 2009                                                                             1,320     1,383
   4.70% 2010                                                                             1,240     1,296
 Rental Housing 2001 Series K, AMT, 5.00% 2017                                              825       842

Northern Virginia Transportation Dist. Commission (Virginia Railway Express Project),
Commuter Rail Rev. Ref. Bonds, Series 1998, FSA Insured:
 5.375% 2011                                                                               1,000     1,112
 5.375% 2014                                                                               1,000     1,085

Peninsula Ports Auth.:
 Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT:
  5.00% 2012                                                                                1,000     1,067
  5.00% 2013                                                                                3,700     3,932
 Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994,
 6.875% 2010 (Preref. 2004)                                                                 1,900     2,123
 Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998:
  5.00% 2008                                                                                1,200     1,292
  5.00% 2009                                                                                1,100     1,180

Public Building Auth., Public Facs. Rev. Bonds:
 Series 1998 B:
  5.00% 2010                                                                                 1,000     1,074
  5.00% 2011                                                                                 2,100     2,242
 Series 2000 A, 5.75% 2016                                                                   1,000     1,111

Public School Auth., School Fncg. Bonds:
 (1991 Resolution), Series 1994 A, 6.20% 2014                                                1,500     1,637
 (1997 Resolution):
  Series 1998 A, 5.25% 2007                                                                  2,000     2,219
  Series 1998 B, 4.50% 2009                                                                  3,000     3,198
  Series 2002 A, 5.00% 2014                                                                  2,000     2,147

Resources Auth.:
 Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015                        2,000     2,153
 Infrastructure Rev. Bonds (Pooled Loan Bond Program):
  2001 Series B, AMT, FSA Insured, 4.375% 2010                                               1,490     1,537
  Series 2002 A, 5.25% 2014                                                                  1,460     1,598

Roanoke Valley Resource Auth., Solid Waste System Rev. Bonds, Series 1992,
5.75% 2012 (Preref. 2002)                                                                    1,500     1,535

Southeastern Public Service Auth., Senior Rev. Ref. Bonds, Series 1998,
AMBAC Insured, 5.00% 2015                                                                    4,825     5,209

Virginia Polytechnic Institute and State University, University Services System
and General Rev. Pledge Bonds, Series 1996 C, 5.35% 2009                                     1,000     1,084


City & County Obligations

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. and Ref. Bonds
(Johnston Memorial Hospital), Series 1998:
 5.00% 2008                                                                                  1,015     1,075
 5.00% 2009                                                                                  1,020     1,073

Arlington County, G.O. Ref. Bonds, Series 1993:
 6.00% 2011                                                                                  1,000     1,172
 6.00% 2012                                                                                  1,000     1,173

Industrial Dev. Auth. of Arlington County, Resource Recovery Rev. Bonds
(Alexandria/Arlington Waste-to-Energy Fac.),
Ogden Martin Systems of Alexandria/Arlington Inc. Project, Series 1998 B, AMT,
FSA Insured, 5.375% 2012                                                                     2,785     2,970

Big Stone Gap, Redev. and Housing Auth., Commonwealth of Virginia Correctional
Fac. Lease Rev. Bonds (Wallens Ridge Dev. Project), Series 1995, 5.25% 2010                  1,600     1,744

Industrial Dev. Auth. of the County of Charles City:
 Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia,
 Inc. Project), Series 1999, AMT, 4.875% 2009                                                2,000     1,942
 Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
 (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (Preref. 2012)                       1,000     1,047

City of Chesapeake:
 G.O. Public Improvement and Ref. Bonds, Series of 2001:
  5.50% 2009                                                                                 1,300     1,474
  5.50% 2011                                                                                 1,500     1,707
  5.50% 2015                                                                                 1,000     1,106
 G.O. Ref. Bonds, Series 1993, 5.40% 2008                                                    1,000     1,125

Chesterfield County Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375%
2009 (Preref. 2002)                                                                          1,250     1,290

Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional
Medical Center):
 Series 1994, FGIC Insured, 6.00% 2007 (Preref. 2004)                                        1,000     1,100
 Series 1998, AMBAC Insured:
  5.25% 2012                                                                                 1,995     2,206
  5.25% 2013                                                                                 2,000     2,213
  5.25% 2028                                                                                   720       742

Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village,
 Inc. Fac.), Series 1999 A:
  6.75% 2012                                                                                   500       532
  7.50% 2029                                                                                 2,500     2,628
 Industrial Dev. Auth.:
  Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998 A, 5.00% 2011      1,500     1,581
  Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993 A:
   5.00% 2007                                                                                  750       813
   5.25% 2019                                                                                2,500     2,668
   FSA Insured, 5.25% 2019                                                                   1,000     1,076
   5.00% 2023                                                                                  500       500
 Redev. and Housing Auth., Multifamily Housing Rev. Bonds (Grand View Apartments
 Project), Series 1998 A, FHA Insured, 5.05% 2010                                            1,000     1,041
 Water Auth., Water Ref. Rev. Bonds, Series 1997, 5.00% 2021                                 1,000     1,035

Industrial Dev. Auth. of Halifax County, Hospital Ref. Rev. Bonds (Halifax
Regional Hospital, Inc.), Series 1998:
 4.65% 2007                                                                                    600       618
 4.80% 2009                                                                                  1,000     1,019
 5.00% 2011                                                                                  1,000     1,016

City of Hampton, G.O. Public Improvement Ref. Bonds:
 Series 1998:
  5.00% 2013                                                                                 2,240     2,431
  5.00% 2014                                                                                 2,960     3,211
 Series 2000, 5.25% 2011                                                                     1,000     1,109

Industrial Dev. Auth. of the County of Hanover, Hospital Rev. Bonds
(Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995,
MBIA Insured:
 6.50% 2010                                                                                  1,375     1,623
 6.375% 2018                                                                                 1,500     1,800

 Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013              580       614

Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds
(Browning-Ferris Industries of South Atlantic, Inc. Project), AMT:
 Series 1995, 5.30% 2011 (Put 2005)                                                          1,000       945
 Series 1996 A, 5.45% 2014                                                                   1,000       860

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of
Martinsville and Henry County), Series 1997, 6.00% 2017 (Preref. 2007)                       1,000     1,140

Town of Leesburg, G.O. Ref. Bonds, Series 1993, 5.60% 2008                                   1,195     1,246

Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment
Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                  2,500     2,517

Industrial Dev. Auth. of Loudoun County, Hospital Rev. Bonds (Loudoun Hospital
Center), Series 1995, FSA Insured, 6.00% 2005                                                1,000     1,099

Loudoun County:
 G.O. Public Improvement Bonds, Series 2001 B:
  5.00% 2012                                                                                 1,000     1,081
  5.25% 2015                                                                                   500       542
 Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA Insured,
5.00% 2014                                                                                   1,185     1,268

City of Manassas, G.O. Bonds, Series 1997 B, AMT, 5.00% 2013                                 1,000     1,066

City of Norfolk, G.O. Bonds, Capital Improvement and Ref. Bonds, Series 2002,
MBIA Insured, 5.00% 2011                                                                     1,000     1,092

Industrial Dev. Auth of the City of Norfolk:
 Health Care Rev. Bonds (Bon Secours Health System), Series 1997, MBIA Insured,
5.00% 2007                                                                                   1,250     1,361
 Hospital Rev. Bonds (Daughters of Charity National Health System-DePaul
Medical Center), Escrowed to Maturity, Series 1992 A, 6.20% 2002                               600       609

Norfolk Airport Auth., Airport Rev. Bonds, Series 2001 B, AMT, FGIC Insured:
 5.375% 2014                                                                                 1,485     1,594
 5.375% 2015                                                                                 1,565     1,667

Gateway Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999, 6.25% 2026                                                                      2,500     2,489

Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
Assessment Bonds:
 Series 1999 A, 6.85% 2019                                                                   2,019     2,110
 Series 1999 B, 7.00% 2029                                                                     494       519

City of Richmond:
 G.O. Public Improvement Ref. Bonds, Series of 2001, FGIC Insured, 5.375% 2015               1,000     1,098
 Public Utility Rev. and Ref. Bonds, Series 1998 A, 5.25% 2009                                       1,500     1,635

Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, FGIC Insured:
 Series 1998, 5.25% 2012                                                                     1,000     1,111
 Series 2002, 5.25% 2017                                                                     1,120     1,229

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carillion
Health System Obligated Group), Series 2002 A, MBIA Insured, 5.50% 2015                      3,500     3,841

City of Virgina Beach:
 Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project),
 Series 1993, AMBAC Insured:
  6.00% 2011                                                                                 1,000     1,164
  5.125% 2018                                                                                1,000     1,061
 Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002 A:
  5.375% 2017                                                                                1,500     1,610
  5.00% 2021                                                                                 2,000     2,018
 G.O. Public Improvement and Ref. Bonds, Series of 2002:
  5.00% 2015                                                                                 1,500     1,597
  5.00% 2016                                                                                 1,500     1,582
 G.O. Public Improvement Bonds, Series of 2001:
  5.00% 2012                                                                                 2,425     2,648
  5.00% 2013                                                                                 2,425     2,628


District of Columbia
Metropolitan Washington Airports Auth.:
 Airport System Rev. and Ref. Bonds, Series 1998 B, AMT:
  5.50% 2007                                                                                 1,500     1,633
  MBIA Insured, 5.25% 2010                                                                   1,000     1,074
 Airport System Rev. Bonds, Series 2001 A, MBIA Insured, 5.50% 2014                          1,000     1,087

Puerto Rico
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), 1996
Series A, AMT, 6.25% 2026                                                                    1,000       774


Virgin Islands
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes):
 Series 1998 A, 5.20% 2009                                                                   1,000     1,065
 Series 1998 C:
  5.50% 2005                                                                                 1,000     1,079
  5.50% 2007                                                                                 1,000     1,085



Total fixed-income securities (cost: $163,660,000)                                                   172,514


Short-term securities - 7.40%


Industrial Dev. Auth. Of Albermarle County, Variable Rate Health Services Ref.
Rev. Bonds (The University of Virginia Health Services Foundation), Series
1998, 1.35% 2022 (1)                                                                           735       735
Alexandria Redev. and Housing Auth., Residential Care Fac. First Mortgage Rev.
Bonds (Goodwin House), Multi-Mode Series 1996 B, 1.50% 2006 (1)                              2,820     2,820
Industrial Dev. Auth. Of The Town of Culpeper, Residential Care Fac. Rev.
Bonds (Virginia Baptist Homes), Series 2000, 1.45% 2030 (1)                                    675       675
Hospital Auth. of the City of Petersburg, Variable Rate Hospital Fac. Bonds
(Southside Regional Medical Center), Series 1997, 1.50% 2017 (1)                             3,685     3,685
Industrial Dev. Auth. of the City of Waynesboro, Variable Rate Residential
Care Facs. Rev. Bonds (Sunnyside Presbyterian Home), Series 1997, 1.50% 2028 (1)             5,945     5,945



Total short-term securities (cost: $13,860,000)                                                       13,860


Total investment securities (cost: $177,520,000)                                                     186,374
Excess of cash and receivables over payables                                                           1,038

Net assets                                                                                          $187,412

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements


Key to Abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue



The Tax-Exempt Fund of Virginia
Financial statements

Statement of assets and liabilities
at July 31, 2002                             (dollars and shares in thousands,
                                                 except per-share amounts)

Assets:
 Investment securities at market: (cost: $177,520)                    $186,374
 Cash                                                                       24
 Receivables for:
  Sales of investments                                 $400
  Sales of Fund's shares                              1,365
  Interest                                            2,205              3,970
                                                                       190,368
Liabilities:
 Payables for:
  Purchases of investments                            2,162
  Repurchases of Fund's shares                           70
  Dividends on Fund's shares                            212
  Bank overdraft                                        351
  Management services                                    57
  Services provided by affiliates                        80
  Deferred Trustees' compensation                        23
  Other fees and expenses                                 1              2,956
Net assets at July 31, 2002                                           $187,412

Net assets consist of:
 Capital paid in on shares of beneficial interest                     $178,076
 Undistributed net investment income                                       126
 Undistributed net realized gain                                           356
 Net unrealized appreciation                                             8,854
Net assets at July 31, 2002                                           $187,412

Shares of beneficial interest issued
and outstanding -
unlimited shares authorized           Net       Shares       Net asset value
                                     assets   outstanding      per share(1)

Class A                             $169,369    10,219            $16.57
Class B                                6,667       402             16.57
Class C                                8,360       505             16.57
Class F                                1,042        63             16.57
Class R-5                              1,974       119             16.57
(1) Maximum offering price and redemption price per share were equal to the net assets value per share for all share classes, except for class A, for which the maximum offering price per share was $17.22.


See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2002

Investment income:
 Income:                                     (dollars in thousands)
  Interest                                                              $7,319

 Fees and expenses:
  Investment advisory services                         $333
  Business management services                          265
  Distribution services                                 439
  Transfer agent services                                36
  Administrative services                                 7
  Reports to shareholders                                42
  Registration statement and prospectus                  11
  Postage, stationery and supplies                        8
  Trustees' compensation                                 10
  Auditing and legal                                     28
  Custodian                                               3
  Other                                                   1              1,183
 Net investment income                                                   6,136

Net realized gain and unrealized appreciation on investments:
 Net realized gain on investments                                          476
 Net unrealized appreciation on investments                              2,862
   Net realized gain and
    unrealized appreciation on investments                               3,338
Net increase in net assets resulting
 from operations                                                        $9,474


See Notes to Financial Statements



Statement of changes in net assets              (dollars in  thousands)

                                                    Year ended      Year ended
                                                     July 31,        July 31,
                                                      2002            2001
Operations:
 Net investment income                               $6,136           $5,475
 Net realized gain on investments                       476              251
 Net unrealized appreciation on investments           2,862            5,227
  Net increase in net assets
   resulting from operations                          9,474           10,953

Dividends and distributions paid to shareholders:
  Dividends from net investment income               (6,099)          (5,475)
  Distributions from net realized gain
   on investments                                      (228)               -
    Total dividends and distributions paid
     to shareholders                                 (6,327)          (5,475)

Capital share transactions                           48,491           16,097

Total increase in net assets                         51,638           21,575

Net assets:
 Beginning of year                                  135,774          114,199
 End of year (including
  undistributed
  net investment income: $126 and $99,
  respectively)                                  $187,412           $135,774



See Notes to Financial Statements



Financial Highlights (1)

                                     Income from investment operations (2)              Dividends and distributions


                                                        Net
                         Net asset                   gains(losses)                    Dividends
                           value,        Net         on securities    Total from      (from net     Distributions
                          beginning   investment    (both realized     investment    investment     (from capital       Total
                          of period     income      and unrealized)    operations      income)          gains)      distributions

Class A:
 Year ended 7/31/2002      $16.29        $.66            $.31            $.97          $(.66)          $(0.03)          $(.69)
 Year ended 7/31/2001       15.57        .72             .72             1.44           (.72)             -             (.72)
 Year ended 7/31/2000       15.82        .74             (.25)            .49           (.74)             -             (.74)
 Year ended 7/31/1999       16.36        .73             (.36)            .37           (.73)           (.18)           (.91)
 Year ended 7/31/1998       16.37        .78             .03              .81           (.78)           (.04)           (.82)
Class B:
 Year ended 7/31/2002       16.29        .54             .31              .85           (.54)           (.03)           (.57)
 Year ended 7/31/2001       15.57        .59             .72             1.31           (.59)             -             (.59)
 Period from 3/15/2000
 to 7/31/2000               15.28        .18             .34              .52           (.23)             -             (.23)
 Year ended 7/31/2002       16.29        .52             .31              .83           (.52)           (.03)           (.55)
 Period from 4/18/2001
 to 7/31/2001               16.01        .14             .29              .43           (.15)             -             (.15)
Class F:
 Year ended 7/31/2002       16.29        .56             .31              .87           (.56)           (.03)           (.59)
 Period from 4/4/2001
 to 7/31/2001               16.18        .18             .13              .31           (.20)             -             (.20)
Class R-5:
 Period from 7/15/2002
 to 7/31/2002               16.55        .03             .02              .05           (.03)             -             (.03)



Financial Highlights (1)


                                                                      Ratio of        Ratio of
                         Net asset                    Net assets,     expenses       net income
                        value, end       Total      end of period    to average      to average
                         of period      return(3)    (in millions)   net assets      net assets
Class A:
 Year ended 7/31/2002    $16.57          6.08%          $169           .73%           4.05%
 Year ended 7/31/2001     16.29          9.40            132           .78            4.47
 Year ended 7/31/2000     15.57          3.24            114           .80            4.77
 Year ended 7/31/1999     15.82          2.21            125           .77            4.46
 Year ended 7/31/1998     16.36          5.03            115           .78            4.73
Class B:
 Year ended 7/31/2002     16.57          5.28             7           1.48            3.26
 Year ended 7/31/2001     16.29          8.56             3           1.51            3.57
 Period from 3/15/2000
 to 7/31/2000             15.57          3.40             -(4)         .59            1.38
Class C:
 Year ended 7/31/2002     16.57          5.15             8           1.62            3.13
 Period from 4/18/2001
 to 7/31/2001             16.29          2.69             1            .46            .89
Class F:
 Year ended 7/31/2002     16.57          5.44             1           1.23            3.51
 Period from 4/4/2001
 to 7/31/2001             16.29          1.95             -(4)         .31            1.26
Class R-5:
 Period from 7/15/2002
 to 7/31/2002             16.57           .00             2            .02            .16




Supplemental data - all classes
                                     Year ended July 31
                           2002     2001     2000     1999     1998

Portfolio turnover rate     10%      5%      22%      13%        25%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) Amount less than 1 million.


1.       Organization and significant accounting policies

Organization - The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (Class R-5) is sold without any sales charges and does not carry any conversion rights. The Funds' share classes are described below:


                               Contingent deferred
              Initial sales     sales charge upon
Share class     charge             redemption             Conversion feature

Class A      Up to 3.75%             None                         None

Class B          None        Declines from 5% to zero      Class B converts to
                              for redemptions within          Class A after
                              six years of purchase            eight years

Class C          None        1% for redemptions within     Class C converts to
                               one year of purchase             Class F after
                                                                  10 years

Class F          None                 None                         None

Class R-5        None                 None                         None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

         Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Trust's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by each Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         On August 1, 2001, the Funds began amortizing discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value. However, it did result in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the funds on August 1, 2001. Because the funds determine their required distributions under Federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders -Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.


 2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as net capital losses and amortization of discount. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of July 31, 2002, the cost of investment securities for federal income tax purposes was $153,025,000 and $177,520,000, for the Maryland Fund and the Virginia Fund, respectively.

During the year ended July 31, 2002, the Maryland and Virginia Funds reclassified $1,000 and $10,000, respectively, from undistributed net investment income to additional paid-in capital and reclassified $2,000 and $21,000, respectively, from undistributed net realized gain to additional paid-in capital to align financial reporting with tax reporting.

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

                                        Maryland         Virginia

Undistributed net investment income     $ 225             $ 235

Undistributed long-term gains              52               356

Gross unrealized appreciation           7,762             9,267

Gross unrealized depreciation          (1,613)             (413)


The tax character of distributions paid was as follows (dollars in thousands):



Year ended July 31, 2002

                        Distributions from ordinary income              Distributions from            Total distributions paid
Share class       Net investment income     Short-term capital gains   long-term capital gains
MARYLAND
Class A                5,696                          -                         -                              5,696
Class B                  264                          -                         -                                264
Class C                   90                          -                         -                                 90
Class F                   46                          -                         -                                 46
Class R-5(1)               7                          -                         -                                  7
                       6,103                          -                         -                              6,103
VIRGINIA
Class A                5,841                          -                         219                            6,060
Class B                  140                          -                           6                              146
Class C                  103                          -                           3                              106
Class F                   12                          -                           -*                              12
Class R-5(1)               3                          -                           -                                3
Total                  6,099                          -                         228                            6,327


Year ended July 31, 2001

                         Distributions from ordinary income            Distributions from              Total distributions paid
               Net investment income        Short-term capital gains   long term capital gains
MARYLAND
Class A                5,082                          -                         -                               5,082
Class B                   91                          -                         -                                  91
Class C(2)                 3                          -                         -                                   3
Class F(2)                 0                          -                         -                                   0
                       5,176                          -                         -                               5,176

VIRGINIA
Class A                5,428                          -                         -                               5,428
Class B                   43                          -                         -                                  43
Class C(2)                 3                          -                         -                                   3
Class F(2)                 1                          -                         -                                   1
Total                  5,475                          -                         -                               5,475

* Amount less than one thousand.
(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Class C and Class F shares were offered beginning March 15, 2001.




3. Fees and transactions with related parties

Business management services -The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement WMC, a wholly owned subsidiary of the Johnston-Lemon Group, provides services necessary to carry on the Funds' general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. Under the agreement all expenses chargeable to the Class A shares of the Funds, including compensation to the business manager, shall not exceed 1% of the average net assets of the Funds on an annual basis. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Funds' average net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.35% of each Funds' gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended July 31, 2002, the business management fee was equivalent to an annualized rate of 0.175% and 0.171% of average net assets for the Maryland and Virginia Funds, respectively. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $26,000 and $33,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds.

Investment advisory services - Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors (AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each Funds' average net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.65% of each Funds' gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.220% and 0.215% of average net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.


         Share Class        Currently approved limits            Plan limits

         Class A                      0.25%                         0.25%

         Class B                       1.00                          1.00

         Class C                       1.00                          1.00

         Class F                       0.25                          0.50



         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $31,000 for the Maryland Fund and $118,000 for the Virginia Fund.

         Transfer agent fees - The Funds have a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The Funds have an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts payable for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2002, were as follows (dollars in thousands):


                   Distribution    Transfer agent    Administrative
  Share class        services         services          services

    MARYLAND

    Class A            $325             $31          Not applicable

    Class B             73                2          Not applicable

    Class C             25           Included in           $5

    Class F              3          administrative           3

   Class R-5      Not Applicable       services              - *


    VIRGINIA

    Class A            $362             $35          Not applicable

    Class B             43                1          Not applicable

    Class C             33           Included in           $5

    Class F              1         administrative           2

   Class R-5      Not Applicable      services              - *

* Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1994, Independent Trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - All the officers of the Trust and three of its trustees are affiliated with JLG and received no compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):



Maryland

Year ended July 31, 2002

                                                                 Reinvestments of
Share class                                   Sales/1/      dividends and distributions     Repurchases/1/           Net increase
                                          Amount   Shares      Amount      Shares          Amount   Shares        Amount     Shares
Class A                                   42,944   2,729      3,656         233           (28,802) (1,830)        17,798      1,132
Class B                                    6,939     442        164          10              (278)    (18)         6,825        434
Class C                                    5,436     346         68           4              (432)    (27)         5,072        323
Class F                                    1,904     121         19           1              (149)     (9)         1,774        113
Class R-5(2)                               4,237     266          1           0            (1,120)    (70)         3,118        196
Total net increase (decrease) in fund     61,460   3,904      3,908         248           (30,781) (1,954)        34,587      2,198


Virginia

Year ended July 31, 2001

                                                                 Reinvestments of
Share class                                   Sales/1/      dividends and distributions     Repurchases/1/           Net increase
                                          Amount   Shares     Amount       Shares          Amount     Shares     Amount     Shares
Class A                                    22341    1446       3143         204           (10,120)     (659)     15,364        991
Class B                                     3185     206         42           2              (249)      (16)      2,978        192
Class C(3)                                   838      54          2          -*                 0         0         840         54
Class F(2)                                   154      10          0          -*                 0         0         154         10
Total net increase (decrease) in fund      26518    1716       3187        206             (10369)     (675)     19,336       1247

* Amount less than one thousand.
1 Includes exchanges between share classes of the Funds
2 Class R-5 shares were offered beginning July 15, 2002.
3 Class C and Class F shares were offered beginning March 15, 2001.



5. Investment transactions and other disclosures

The Maryland and Virginia Funds made purchases of investment securities, excluding short-term securities, of $36,841,000 and $54,399,000 and sales of $6,238,000 and $14,801,000, respectively, during the year ended July 31, 2002.

The Funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2002, the custodian fees of $3,000 each for the Maryland and Virginia Funds were offset by this reduction, rather than paid in cash.


Report of Independent Accountants

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

        In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting the American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the years indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

Los Angeles, California
August 30, 2002



                                     PART C

                                OTHER INFORMATION

Item 23 Exhibits:


     (a) Designation Notice dated July 11, 2002 - previously filed (See P/E Amendment No. 22 file 7/15/2002)


     (b). By-laws - previuosly filed (see P/E Amendment No. 12 filed 11/7/1996)

     (c). Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/9/2001)

     (d). Imvestment Advisory Agreement - previuosly filed (see P/E Amendment No.12 filed 11/7/1996)


     (e). Form of Amended and Restated Principal Underwriting Agreement - previously filed (See P/E Amendment No. 22 file 7/15/2002)


     (f). None

     (g). Custodian Agreement - previoulsy filed (see P/E Amendment No. 12 filed 11/7/1996)

     (h). Form of Shareholder Service Agreement - previoulsy filed (see P/E Amendment No. 12 filed 11/7/1996) Form of Amended Administrative Services Agreement


     (i). Legal Opinion for all share classes - previously filed (See P/E Amendment No. 22 file 7/15/2002)


     (j). Consent of Independent Accountants

     (k). None

     (l). Initial capital agreements - previoulsy filed (see P/E Amendment No. 12 filed 11/7/1996)

     (m). Forms of plans of distribution - Class A, B, C and F - previoulsy filed (see P/E Amendment No.20 filed 3/9/2001)


     (n). Form of Amended and Restated Multiple Class Plan - previously filed (See P/E Amendment No. 22 file 7/15/2002)


     (p). Code of Ethics - previoulsy filed (see P/E Amendment No. 20 filed 3/9/2001)


Item 24. Persons Controlled by or Under Common Control with Registrant.

     None.

Item 25. Indemnification.

     Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities.

     Article VI of the Trust's By-Laws states:

          (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal,

                                                                             C-1


     administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

          (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case,


Item 25. Indemnification (cont.)

     such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

          (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

          (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

          (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

          (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

          (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to

                                                                             C-2

     which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

          (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     None.


Item 27.  Principal Underwriters

     (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.




(b)                 (1)                   (2)                      (3)

       Name and Principal          Positions and Offices   Positions and Offices
          Business Address           with Underwriter          with Registrant

       David L. Abzug                 Vice President                None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                   Vice President                None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison              Vice President                None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard             Vice President                None

       Steven L. Barnes               Senior Vice President         None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                 Vice President               None

B      Carl R. Bauer                   Vice President               None


       Michelle A. Bergeron            Senior Vice President        None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.            Regional Vice President       None
       9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                Senior Vice President         None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard              Vice President                None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                  Senior Vice President         None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower              Senior Vice President         None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                  Vice President                None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford              Assistant Vice President      None

B      J. Peter Burns                 Vice President                None

       Cody Callaway                  Regional Vice President       None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle            Regional Vice President       None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll              Regional Vice President       None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                 Vice President                None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato              Senior Vice President         None
       609 W. Littleton Blvd.,
       Suite 310
       Littleton, CO  80120

       Christopher J. Cassin          Senior Vice President         None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin               Vice President                None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton              Senior Vice President         None

L      Larry P. Clemmensen            Director                      None

L      Kevin G. Clifford              Director, President and       None
                                      Co-Chief Executive Officer

H      Cheri Coleman                  Vice President                None

       Ruth M. Collier                Senior Vice President         None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                Vice President                None

       Carlo O. Cordasco              Regional Vice President       None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                   Assistant Vice President      None

       Thomas E. Cournoyer            Vice President                None
       2333 Granada Boulevard
       Coral Gables, FL  33134

L      Michael D. Cravotta            Assistant Vice President      None

       Joseph G. Cronin               Regional Vice President       None
       1281 Fiore
       Lake Forest, IL 60045

       William F. Daugherty           Regional Vice President       None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                  Regional Vice President       None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis           Vice President                None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.          Regional Vice President       None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester            Senior Vice President         None

L      Dianne M. Dexter               Assistant Vice President      None

       Thomas J. Dickson              Regional Vice President       None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella             Vice President                None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                Senior Vice President         None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                  Senior Vice President         None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                 Director,                     None
       100 Merrick Road,              Executive Vice President
       Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer              Secretary                     None

       Michael J. Dullaghan           Regional Vice President       None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan               Senior Vice President         None

       Robert W. Durbin               Vice President                None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards               Senior Vice President         None

       Timothy L. Ellis               Regional Vice President       None
       1441 Canton Mart Road,
       Suite 9
       Jackson, MS 39211

       John R. Fodor                  Senior Vice President         None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff           Vice President                None

       Daniel B. Frick                Regional Vice President       None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner               Senior Vice President         None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner               Vice President                None

B      Lori Giacomini                 Assistant Vice President      None

B      Evelyn K. Glassford            Vice President                None

       Jack E. Goldin                 Regional Vice President       None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner             Vice President                None
       12210 Taylor Road
       Plain City, OH  43064

L      Paul G. Haaga, Jr.             Director                      None

B      Mariellen Hamann               Vice President                None

       Derek S. Hansen                Regional Vice President       None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                Senior Vice President         None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                Vice President                None

       Robert J. Hartig, Jr.          Regional Vice President       None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley              Regional Vice President       None
       14 Dyer Switch Road
       Saratoga Springs, NY 12866

L      Russell K. Holliday            Vice President                None

L      Kevin B. Hughes                Assistant Vice President      None

       Ronald R. Hulsey               Senior Vice President         None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                Vice President                None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston            Director                      None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan               Senior Vice President         None

       John P. Keating                Regional Vice President       None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper             Vice President                None

L      Maria K. Khader                Assistant Vice President      None

       Dorothy Klock                  Vice President                None
       555 Madison Avenue,
       29th Floor
       New York, NY 10022

L      Edward K. Klodt                Vice President                None

       Dianne L. Koske                Assistant Vice President      None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster            Assistant Vice President      None

       R. Andrew LeBlanc              Regional Vice President       None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                  Vice President                None

       T. Blake Liberty               Vice President                None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                   Regional Vice President       None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                 Vice President                None

I      Kelle Lindenberg               Assistant Vice President      None

       Louis K. Linquata              Regional Vice President       None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace             Director                      None

       Brendan T. Mahoney             Regional Vice President       None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa             Director,                     None
       13405 Lake Shore Blvd.         Senior Vice President
       Cleveland, OH  44110

       Steven M. Markel               Senior Vice President         None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar              Director,                     None
                                      Senior Vice President

L      Christopher McCarthy           Assistant Vice President      None

       James R. McCrary               Regional Vice President       None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre              Senior Vice President         None

S      John V. McLaughlin             Senior Vice President         None

L      Dan McMaster                   Assistant Vice President      None

       Terry W. McNabb                Vice President                None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                 Regional Vice President       None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief              Regional Vice President       None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                 Vice President                None
       304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                Vice President                None

       Peter A. Nyhus                 Vice President                None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                  Vice President                None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson               Regional Vice President       None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                  Regional Vice President       None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                Regional Vice President       None
       4430 East Indian School Road
       Suite 120
       Phoenix, AZ 85018

       David K. Petzke                Regional Vice President       None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips               Senior Vice President         None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim            Assistant Vice President      None

       Carl S. Platou                 Vice President                None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter              Assistant Vice President      None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior               Vice President                None

       Mark S. Reischmann             Regional Vice President       None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman              Senior Vice President         None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts               Vice President                None
       418 S. Royal Street
       Alexandria, VA 22314

L      Julie D. Roth                  Vice President                None

L      James F. Rothenberg            Director                      None

       Douglas F. Rowe                Vice President                None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey           Vice President                None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve L. Rubin                 Vice President                None

       Dean B. Rydquist               Senior Vice President         None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson              Senior Vice President         None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                Regional Vice President       None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti            Vice President                None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield             Regional Vice President       None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft               Vice President                None

L      R. Michael Shanahan            Director                      None

L      Michael J. Sheldon             Assistant Vice President      None

       Daniel S. Shore                Regional Vice President       None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                     Regional Vice President       None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                 Chairman of the Board and     None
       1000 RIDC Plaza, Suite 212     Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.          Senior Vice President         None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen              Vice President                None

       Jerry L. Slater                Regional Vice President       None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                Senior Vice President         None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave               Regional Vice President       None
       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier            Vice President                None

       Nicholas D. Spadaccini         Vice President                None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo           Assistant Vice President      None

       Daniel S. Spradling            Senior Vice President         None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                  Assistant Vice President      None

LW     Eric H. Stern                  Director                      None

       Brad Stillwagon                Regional Vice President       None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                  Vice President                None

L      David K. Stone                 Assistant Vice President      None

       Thomas A. Stout                Vice President                None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser              Vice President                None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri           Senior Vice President         None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                Senior Vice President         None

L      Libby J. Syth                  Assistant Vice President      None

L      Drew W. Taylor                 Vice President                None

       Gary J. Thoma                  Regional Vice President       None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson            Regional Vice President       None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                Vice President                None

I      Christopher E. Trede           Vice President                None

       George F. Truesdail            Senior Vice President         None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith           Vice President                None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                 Regional Vice President       None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt               Assistant Vice President      None

       Gerald J. Voss                 Regional Vice President       None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright            Assistant Vice President      None

       Thomas E. Warren               Vice President                None
       7347 Turnstone Road
       Sarasota, FL  34242

L      Debbie L. Wasilak              Assistant Vice President      None

L      J. Kelly Webb                  Senior Vice President,        None
                                      Treasurer and Controller

       Gregory J. Weimer              Vice President                None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss               Director                      None

SF     Gregory W. Wendt               Director                      None

       George J. Wenzel               Regional Vice President       None
       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                Assistant Vice President      None

SF     N. Dexter Williams, Jr.        Senior Vice President         None

       Timothy J. Wilson              Vice President                None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly              Vice President                None

H      Marshall D. Wingo              Director,                     None
                                      Senior Vice President

L      Robert L. Winston              Director,                     None
                                      Senior Vice President

       Kurt A. Wuestenberg            Regional Vice President       None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                Senior Vice President         None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jonathan A. Young              Regional Vice President       None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                Regional Vice President       None
       2178 Piper Lane
       Tustin Ranch, CA 92782

----------

     L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
     LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
     B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San
          Francisco, CA 94105-1016
     H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
     I    Business  Address,  8332 Woodfield  Crossing Blvd.,  Indianapolis,  IN
          46240

     (c)  None


     (c)  None



 Item 28.  Location of Accounts and Records.

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of CRMC's fund accounting department, 5300 Robin Hood Road, Norfolk, VA 23513.

     Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821.

     Records covering portfolio transactions are also maintained and kept by the custodian, JPMorgan Chase Bank , 270 Park Avenue, New York, New York, 10017-2070.


Item 29.  Management Services.

          None.

Item 30. Undertakings.

          N/A



                             SIGNATURE OF REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 30th day of September, 2002.

                                 THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                                 By
                                 Harry J. Lister, Vice Chairman

         Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 30, 2002, by the following persons in the capacities indicated.

            Signature                             Title

(1)      Principal Executive Officer:


            Harry J. Lister                       Vice Chairman

(2)      Principal Financial Officer and
         Principal Accounting Officer:


            Howard L. Kitzmiller                  Senior Vice President,
                                                  Secretary and Treasurer

(3)               Trustees:

          James H. Lemon, Jr.*                     Chairman of the Board
          Stephen Hartwell*                        Chairman Emeritus and Trustee



          Harry J. Lister                          President and Trustee
          Cyrus A. Ansary*                         Trustee
          James C. Miller III*                     Trustee
          T. Eugene Smith*                         Trustee
          Margita E. White*                        Trustee
          Stephen G. Yeonas*                       Trustee


*By
      Howard L. Kitzmiller, Attorney-in-Fact



Counsel represents that this amendment does not contain disclosure that would make the amendment ineligible for effectiveness under the provisions of rule 485(b)

        Howard L. Kitzmiller

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